                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

         File No. 33-65170:

         Pre-Effective Amendment No.___

         Post-Effective Amendment No. 24

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

         File No. 811-7822:

         Amendment No. 25

                        (Check appropriate box or boxes.)

                        AMERICAN CENTURY INVESTMENT TRUST
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                             American Century Tower
                     4500 Main Street, Kansas City, MO 64111
    ------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
    -------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: August 1, 2004

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on August 1, 2004 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

Your
American Century Investments
prospectus

INVESTOR CLASS

Prime Money Market Fund

AUGUST 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

At American Century Investments, we're committed to helping investors make the most of their financial opportunities. That's why we focus on achieving superior results and building long-term relationships with investors like you.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to make informed and confident decisions about your investments.

We understand you may have questions about investing after you read through the prospectus. Our Web site, americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Our representatives can be reached by calling 1-800-345-2021. Thank you for considering American Century.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

             [graphic of triangle]

             THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
             OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high-quality, very short-term DEBT
SECURITIES issued by corporations, banks and governments.

             [graphic of triangle]

             DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES,
             BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities.
Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Investments in debt securities also involve interest rate risk. However, the fund's investments in very short-term debt securities are designed to minimize this risk.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in
it.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  more concerned with preservation of capital than long-term investment performance

*  seeking some current income

*  seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for long-term growth

*  looking for the added security of FDIC insurance

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2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

PRIME MONEY MARKET FUND -- INVESTOR CLASS(1)

[data for bar chart]

2003       0.64%
2002       1.37%
2001       3.83%
2000       6.02%
1999       4.77%
1998       5.18%
1997       5.26%
1996       5.09%
1995       5.70%
1994       4.47%

(1)  AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
     YEAR-TO-DATE RETURN FOR THE INVESTOR CLASS WAS 0.28%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                   LOWEST
--------------------------------------------------------------------------------
Prime Money Market             1.56% (3Q 2000)           0.13% (3Q 2003)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR
ENDED DECEMBER 31, 2003        1 YEAR    5 YEARS    10 YEARS    LIFE OF FUND(1)
--------------------------------------------------------------------------------
Prime Money Market             0.64%     3.31%      4.22%       4.21%

90-day Treasury Bill Index     1.03%     3.34%      4.18%       4.17%(2)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR PRIME MONEY MARKET IS NOVEMBER 17, 1993.

(2)  SINCE NOVEMBER 30, 1993, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at americancentury.com.

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3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares (other than a $10 fee to redeem by wire)

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                   $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH AMERICAN
     CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER Investing
     with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                    MANAGEMENT  DISTRIBUTION AND       OTHER        TOTAL ANNUAL FUND
                    FEE(1)      SERVICE (12B-1) FEES   EXPENSES(2)  OPERATING EXPENSES
----------------------------------------------------------------------------------------
Prime Money Market
  Investor Class    0.59%       None                   0.02%        0.61%
----------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
     GENERALLY DECREASES AS ASSETS INCREASE AND INCREASES AS ASSETS DECREASE.

(2)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST AND PORTFOLIO
     INSURANCE.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                         1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Prime Money Market
  Investor Class         $62          $195          $340          $761
--------------------------------------------------------------------------------

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4

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys HIGH-QUALITY, very short-term, debt securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S. dollars.

             [graphic of triangle]

             A HIGH-QUALITY DEBT SECURITY IS ONE THAT HAS BEEN RATED BY AN
             INDEPENDENT RATING AGENCY IN ITS TOP TWO CREDIT QUALITY
             CATEGORIES OR DETERMINED BY THE ADVISOR TO BE OF COMPARABLE
             CREDIT QUALITY. THE DETAILS OF THE FUND'S CREDIT QUALITY
             STANDARDS ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL
             INFORMATION.

Under normal market conditions, 25% or more of the fund's total assets are invested in obligations of issuers in the financial services industry. The debt securities in which the fund invests may include taxable MUNICIPAL SECURITIES and VARIABLE-RATE SECURITIES.

             [graphic of triangle]

             A MUNICIPAL SECURITY IS A DEBT OBLIGATION ISSUED BY OR ON BEHALF
             OF A STATE, ITS POLITICAL SUBDIVISIONS, AGENCIES OR
             INSTRUMENTALITIES, THE DISTRICT OF COLUMBIA OR A U.S. TERRITORY
             OR POSSESSION.

             [graphic of triangle]

             A VARIABLE-RATE SECURITY IS A DEBT OBLIGATION THAT PROVIDES FOR
             SPECIFIED PERIODIC INTEREST RATE ADJUSTMENTS BASED ON CHANGES IN
             SOME BENCHMARK, SUCH AS THE PRIME RATE OR THE 90-DAY U.S.
             TREASURY BILL RATE.

The fund invests in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Not all of these U.S. government securities are backed by the full faith and credit of the U.S. government as to payment of interest and repayment of principal. Some are backed by the right of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the agency or instrumentality. The fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities, including the
Government National Mortgage Association ("Ginnie Mae"), the Federal National
Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation
("Freddie Mac"), the Federal Home Loan Bank ("FHLB"), and the Tennessee Valley
Authority ("TVA"). Guarantees by Ginnie Mae are backed by the full faith and credit of the U.S. government. Guarantees by other agencies or instrumentalities of the U.S. government, such as Fannie Mae, Freddie Mac, FHLB and TVA are not backed by the full faith and credit of the U.S. government, although Fannie Mae,
Freddie Mac, FHLB and TVA are authorized to borrow from the U.S. Treasury to meet their obligations.

For more information about the fund's credit quality standards and about credit risk, please see BASICS OF FIXED-INCOME INVESTING beginning on page 6.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because high-quality, very short-term debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

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5

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                            AMOUNT OF        PERCENT OF   REMAINING   WEIGHTED
                            SECURITY OWNED   PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A             $100,000         25%           4 years     1 year
--------------------------------------------------------------------------------
Debt Security B             $300,000         75%          12 years     9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                             10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

------
6

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                     -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                     -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                     -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment. Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Securities rated in one of the highest two categories by a nationally recognized securities rating organization are considered "high quality." Although they are considered high quality, an investment in these securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the Statement of Additional
Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objective. Each technique has its own characteristics, and may pose some level of risk to the fund. To learn more about these techniques, you should review the Statement of Additional Information before making an investment.

------
7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services provided to the fund, the advisor received a unified management fee of 0.59% of the daily net assets of the Investor Class shares of the fund.
The percentage rate used to calculate the management fee for the Investor Class shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee")
and (ii) the assets of all funds in the American Century family of funds (the
"Complex Fee"). The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The fund is managed by the Money Market team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Money Market team. He has been a member of the team since July 2001. He joined American Century in May 1991 as a Municipal
Portfolio Manager. He has a bachelor's degree in economics from Boston
University and an MBA in finance from the University of Delaware.

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8

STEVEN M. PERMUT

Mr. Permut, Senior Vice President, Director of Municipal Investments and Senior
Portfolio Manager, has been a member of the team since January 1988. He joined
American Century in June 1987. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from
Golden Gate University - San Francisco.

DENISE TABACCO

Ms. Tabacco, Vice President and Senior Portfolio Manager, has been a member of the team since January 1996. She joined American Century in 1988, becoming a member of its investment management department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from
Golden Gate University - San Francisco.

ALAN KRUSS

Mr. Kruss, Portfolio Manager, has been a member of the team since November 2001.
He joined American Century in 1997 as an Investment Administrator. He has a
bachelor's degree in finance from San Francisco State University.

TODD PARDULA

Mr. Pardula, Vice President and Portfolio Manager, has been a member of the team since May 1994. He joined American Century in February 1990 as an Investor
Services Representative. He also was an Associate Municipal Credit Analyst for two years. He has a bachelor's degree in finance from Santa Clara University. He is a CFA charterholder.

LYNN PASCHEN

Ms. Paschen, Portfolio Manager, joined the team in October 2000 as a
Fixed-Income Trader and was promoted to Portfolio Manager in February 2003. She joined American Century in 1998 as a Senior Fund Accountant. She has a
bachelor's degree in finance from the University of Iowa and a master's degree from Golden Gate University - San Francisco.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

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9

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

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ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

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10

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BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

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BY WIRE
--------------------------------------------------------------------------------

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number

* The fund name

* Your American Century account number, if known*

* Your name

* The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE - OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

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11

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BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 5 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5 p.m., Monday - Friday

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12

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

             [graphic of triangle]

             PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
             UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
             ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-,
             SARSEP- AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS.
             IF YOU HAVE ONLY BUSINESS, BUSINESS RETIREMENT,
             EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU
             ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO
             OTHER FEES.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

             [graphic of triangle]

             A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
             SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

------
13

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

------
14

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

------
15

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

             [graphic of triangle]

             FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
             COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

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16

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

The fund's portfolio securities are valued at amortized cost. This means the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The board has adopted procedures to ensure that this type of pricing is fair to the fund's investors.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

             [graphic of triangle]

             GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE
             FORM REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,
             PROVIDING THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE
             TRANSACTION AND ALL REQUIRED SIGNATURES.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its investors in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

             [graphic of triangle]

             CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
             AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund declares distributions from net income daily. These distributions are paid on the last business day of each month. The fund declares and pays distributions of net realized capital gains, if any, in the same manner as income distributions.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND

*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
17

TAXES

The tax consequences of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by a fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

             [graphic of triangle]

             QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM
             THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
             PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING
             PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS       ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                     15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
18

MULTIPLE CLASS INFORMATION

American Century offers five classes of shares of the fund through financial intermediaries: Investor Class, A Class, B Class, C Class and Advisor Class. The
shares offered by this Prospectus are Investor Class shares, which have no upfront or deferred charges, commissions or 12b-1 fees.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the A, B, C or Advisor Class shares, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

------
19

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

The Financial Highlights for the fiscal years ended March 31, 2004 and March 31,
2003; for the one-month fiscal period ended March 31, 2002; and for the fiscal years ended February 28, 2002, 2001 and 2000 have been audited by
PricewaterhouseCoopers LLP, independent registered public accounting firm. The fiscal year end for Prime Money Market was changed from February 28 to March 31.
The Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

------
20

PRIME MONEY MARKET

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------
                      2004         2003        2002(1)      2002         2001       2000(2)
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset
Value,
Beginning
of Period            $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------
Income From
Investment
Operations
---------------
  Net
  Investment
  Income              0.01         0.01         --(3)        0.03         0.06         0.05
----------------------------------------------------------------------------------------------
Distributions
---------------
  From Net
  Investment
  Income             (0.01)       (0.01)        --(3)       (0.03)       (0.06)       (0.05)
----------------------------------------------------------------------------------------------
Net Asset
Value, End
of Period            $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
==============================================================================================
  TOTAL RETURN(4)     0.58%        1.19%        0.13%        3.16%        6.05%        4.92%

----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of
Operating
Expenses
to Average
Net Assets            0.61%        0.61%     0.60%(5)        0.60%        0.60%        0.60%
---------------
Ratio of Net
Investment
Income to
Average
Net Assets            0.58%        1.19%     1.48%(5)        3.13%        5.88%        4.81%
---------------
Net Assets,
End of Period
(in thousands)   $2,126,433   $2,574,694   $2,756,147   $2,796,914   $2,875,876   $2,921,825
----------------------------------------------------------------------------------------------

(1)  ONE-MONTH PERIOD ENDED MARCH 31, 2002. THE FUND'S FISCAL YEAR END WAS
     CHANGED FROM FEBRUARY 28 TO MARCH 31, RESULTING IN A ONE-MONTH REPORTING
     PERIOD. FOR YEARS PRIOR, THE FUND'S FISCAL YEAR END WAS FEBRUARY 28.

(2)  YEAR ENDED FEBRUARY 29, 2000.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED.

(5)  ANNUALIZED.

------
21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

ON THE INTERNET           * EDGAR database at sec.gov
                          * By email request at publicinfo@sec.gov

BY MAIL                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                 FUND CODE      TICKER      NEWSPAPER LISTING
--------------------------------------------------------------------------------
Prime Money Market Fund
  Investor Class               921            BPRXX       AmC Prime
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7822

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
americancentury.com

0408
SH-PRS-38437

Your
American Century Investments
prospectus

A CLASS
B CLASS
C CLASS
ADVISOR CLASS

Prime Money Market Fund

AUGUST 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor:

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy to read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

             [graphic of triangle]

             THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
             OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high-quality, very short-term DEBT
SECURITIES issued by corporations, banks and governments.

             [graphic of triangle]

             DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES,
             BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities.
Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Investments in debt securities also involve interest rate risk. However, the fund's investments in very short-term debt securities are designed to minimize this risk.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in
it.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  more concerned with preservation of capital than long-term investment performance

*  seeking some current income

*  seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for long-term growth

*  looking for the added security of FDIC insurance

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. The return of the fund's other classes of shares will differ from those shown in the chart, depending on the expenses of those classes.

PRIME MONEY MARKET FUND--ADVISOR CLASS(1)

[data in bar chart]

2003        0.39%
2002        1.12%
2001        3.57%
2000        5.76%
1999        4.51%

(1)  AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
     YEAR-TO-DATE RETURN FOR THE ADVISOR CLASS WAS 0.16%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                              HIGHEST                 LOWEST
--------------------------------------------------------------------------------
Prime Money Market            1.49% (3Q 2000)         0.07% (3Q 2003)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following tables show the average annual total returns of the fund's Advisor
Class and C Class shares for the periods indicated. Because the fund's A and B
Class shares did not have a full calendar year's worth of performance, they are not included.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

ADVISOR CLASS

FOR THE CALENDAR YEAR
ENDED DECEMBER 31, 2003           1 YEAR      5 YEARS      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Prime Money Market                0.39%       3.05%        3.16%

90-day Treasury Bill Index        1.03%       3.34%        3.40%(2)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR PRIME MONEY MARKET ADVISOR CLASS IS AUGUST 28, 1998.

(2)  SINCE AUGUST 31, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

C CLASS

FOR THE CALENDAR YEAR
ENDED DECEMBER 31, 2003                   1 YEAR         LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Prime Money Market(2)                     0.13%          0.29%

90-day Treasury Bill Index                1.03%          1.25%(3)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR PRIME MONEY MARKET C CLASS IS MAY 7, 2002.

(2)  IF AMERICAN CENTURY HAD NOT VOLUNTARILY WAIVED ALL OR A PORTION OF THE
     SERVICE AND DISTRIBUTION FEES, CLASS RETURNS WOULD HAVE BEEN LOWER DURING
     THESE PERIODS.

(3)  SINCE APRIL 30, 2002, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at
1-800-378-9878.

------
3

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                  A CLASS   B CLASS    C CLASS    ADVISOR CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases              None      None       None       None
  (as a percentage
  of offering price)
--------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)               None(1)   5.00%(2)   0.75%(3)   None
  (as a percentage
  of the original
  offering price
  for B Class shares
  or the lower of
  the original offering
  price or redemption proceeds
  for A and C Class shares)
--------------------------------------------------------------------------------

(1)  INVESTMENTS IN A CLASS SHARES MAY BE SUBJECT TO A CONTINGENT DEFERRED
     SALES CHARGE OF 1.00% IN CERTAIN CIRCUMSTANCES.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE 12, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 0.75% DURING THE FIRST YEAR AFTER PURCHASE, AND IS ELIMINATED
     THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     MANAGEMENT   DISTRIBUTION AND          OTHER         TOTAL ANNUAL FUND
                     FEE(1)       SERVICE (12B-1) FEES(2)   EXPENSES(3)   OPERATING EXPENSES
----------------------------------------------------------------------------------------------
Prime Money Market
    A Class          0.59%        0.25%                     0.02%         0.86%
----------------------------------------------------------------------------------------------
    B Class          0.59%        1.00%                     0.02%         1.61%
----------------------------------------------------------------------------------------------
    C Class          0.59%        0.75%                     0.02%         1.36%
----------------------------------------------------------------------------------------------
    Advisor Class    0.34%        0.50%(4)                  0.02%         0.86%
----------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES AS ASSETS INCREASE AND INCREASES AS ASSETS DECREASE.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES THROUGH
     BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES.
     A PORTION OF THE FEE IS USED TO COMPENSATE SUCH FINANCIAL INTERMEDIARIES FOR
     ONGOING RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT WOULD OTHERWISE BE
     PERFORMED BY AN AFFILIATE OF THE ADVISOR, AND A PORTION IS USED TO COMPENSATE
     THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE INFORMATION, SEE
     Service, Distribution and Administrative Fees, PAGE 20. AMERICAN CENTURY MAY
     VOLUNTARILY WAIVE THE RECEIPT OF ALL OR A PORTION OF THE 12B-1 FEE, OR MAY
     VOLUNTARILY AGREE TO BEAR FUND EXPENSES, TO ASSIST THE MANAGER'S EFFORTS TO
     MAINTAIN A $1.00 NET ASSET VALUE PER SHARE. VOLUNTARY FEE WAIVERS OR EXPENSE
     REIMBURSEMENTS MAY BE IMPOSED TO ENHANCE THE FUND'S YIELD DURING PERIODS WHEN
     FUND OPERATING EXPENSES HAVE A SIGNIFICANT IMPACT ON THE FUND'S YIELD DUE TO
     LOW INTEREST RATES. ANY SUCH FEE WAIVER IS VOLUNTARY AND TEMPORARY, AND MAY BE
     REVISED OR TERMINATED AT ANY TIME BY AMERICAN CENTURY WITHOUT NOTICE. THERE IS
     NO GUARANTEE THAT THE FUND WILL MAINTAIN A $1.00 NET ASSET VALUE PER SHARE OR A
     POSITIVE YIELD.

(3)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST AND PORTFOLIO INSURANCE.

(4)  HALF OF THE ADVISOR CLASS 12B-1 FEE IS FOR SHAREHOLDER SERVICES PROVIDED BY
     FINANCIAL INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF
     THE UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES IS
     THE SAME FOR ALL CLASSES.

------
4

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Prime Money Market
    A Class                   $88        $274         $476         $1,057
--------------------------------------------------------------------------------
    B Class                  $563        $805         $971         $1,698
--------------------------------------------------------------------------------
    C Class                  $138        $429         $741         $1,625
--------------------------------------------------------------------------------
    Advisor                   $88        $274         $476         $1,057
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares.

                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Prime Money Market
    A Class                   $88        $274         $476         $1,057
--------------------------------------------------------------------------------
    B Class                  $163        $505         $871         $1,698
--------------------------------------------------------------------------------
    C Class                  $138        $429         $741         $1,625
--------------------------------------------------------------------------------
    Advisor                   $88        $274         $476         $1,057
--------------------------------------------------------------------------------

------
5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys HIGH-QUALITY, very short-term, debt securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S. dollars.

             [graphic of triangle]

             A HIGH-QUALITY DEBT SECURITY IS ONE THAT HAS BEEN RATED BY AN
             INDEPENDENT RATING AGENCY IN ITS TOP TWO CREDIT QUALITY
             CATEGORIES OR DETERMINED BY THE ADVISOR TO BE OF COMPARABLE
             CREDIT QUALITY. THE DETAILS OF THE FUND'S CREDIT QUALITY
             STANDARDS ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL
             INFORMATION.

Under normal market conditions, 25% or more of the fund's total assets are invested in obligations of issuers in the financial services industry. The debt securities in which the fund invests may include taxable MUNICIPAL SECURITIES and VARIABLE-RATE SECURITIES.

             [graphic of triangle]

             A MUNICIPAL SECURITY IS A DEBT OBLIGATION ISSUED BY OR ON BEHALF
             OF A STATE, ITS POLITICAL SUBDIVISIONS, AGENCIES OR
             INSTRUMENTALITIES, THE DISTRICT OF COLUMBIA OR A U.S. TERRITORY
             OR POSSESSION.

             [graphic of triangle]

             A VARIABLE-RATE SECURITY IS A DEBT OBLIGATION THAT PROVIDES FOR
             SPECIFIED PERIODIC INTEREST RATE ADJUSTMENTS BASED ON CHANGES IN
             SOME BENCHMARK, SUCH AS THE PRIME RATE OR THE 90-DAY U.S.
             TREASURY BILL RATE.

The fund invests in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Not all of these U.S. government securities are backed by the full faith and credit of the U.S. government as to payment of interest and repayment of principal. Some are backed by the right of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the agency or instrumentality. The fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities, including the
Government National Mortgage Association ("Ginnie Mae"), the Federal National
Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation
("Freddie Mac"), the Federal Home Loan Bank ("FHLB"), and the Tennessee Valley
Authority ("TVA"). Guarantees by Ginnie Mae are backed by the full faith and credit of the U.S. government. Guarantees by other agencies or instrumentalities of the U.S. government, such as Fannie Mae, Freddie Mac, FHLB and TVA are not backed by the full faith and credit of the U.S. government, although Fannie Mae,
Freddie Mac, FHLB and TVA are authorized to borrow from the U.S. Treasury to meet their obligations.

For more information about the fund's credit quality standards and about credit risk, please see BASICS OF FIXED-INCOME INVESTING beginning on page 7.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because high-quality, very short-term debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

------
6

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                             AMOUNT OF        PERCENT OF   REMAINING   WEIGHTED
                             SECURITY OWNED   PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A              $100,000         25%           4 years     1 year
--------------------------------------------------------------------------------
Debt Security B              $300,000         75%          12 years     9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                              10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

------
7

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                     -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                     -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                     -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment. Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Securities rated in one of the highest two categories by a nationally recognized securities rating organization are considered "high quality." Although they are considered high quality, an investment in these securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the Statement of Additional
Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objective. Each technique has its own characteristics, and may pose some level of risk to the fund. To learn more about these techniques, you should review the Statement of Additional Information before making an investment.

------
8

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID
BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE
NET ASSETS FOR THE MOST
RECENT FISCAL YEAR
ENDED MARCH 31, 2004          A CLASS    B CLASS    C CLASS    ADVISOR CLASS
--------------------------------------------------------------------------------
Prime Money Market            0.59%      0.59%      0.59%      0.34%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund is managed by the Money Market team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Money Market team. He has been a member of the team since July 2001. He joined American Century in May 1991 as a Municipal
Portfolio Manager. He has a bachelor's degree in economics from Boston
University and an MBA in finance from the University of Delaware.

------
9

STEVEN M. PERMUT

Mr. Permut, Senior Vice President, Director of Municipal Investments and Senior
Portfolio Manager, has been a member of the team since January 1988. He joined
American Century in June 1987. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from
Golden Gate University - San Francisco.

DENISE TABACCO

Ms. Tabacco, Vice President and Senior Portfolio Manager, has been a member of the team since January 1996. She joined American Century in 1988, becoming a member of its investment management department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from
Golden Gate University - San Francisco.

ALAN KRUSS

Mr. Kruss, Portfolio Manager, has been a member of the team since November 2001.
He joined American Century in 1997 as an Investment Administrator. He has a
bachelor's degree in finance from San Francisco State University.

TODD PARDULA

Mr. Pardula, Vice President and Portfolio Manager, has been a member of the team since May 1994. He joined American Century in February 1990 as an Investor
Services Representative. He also was an Associate Municipal Credit Analyst for two years. He has a bachelor's degree in finance from Santa Clara University. He is a CFA charterholder.

LYNN PASCHEN

Ms. Paschen, Portfolio Manager, joined the team in October 2000 as a
Fixed-Income Trader and was promoted to Portfolio Manager in February 2003. She joined American Century in 1998 as a Senior Fund Accountant. She has a
bachelor's degree in finance from the University of Iowa and a master's degree from Golden Gate University - San Francisco.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American-Century managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

------
10

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

The fund offers the A, B, C and Advisor Classes through this prospectus.
Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                    B CLASS
--------------------------------------------------------------------------------
Initial sales charge is waived             No initial sales charge
--------------------------------------------------------------------------------
Generally no CDSC(1)                       Contingent deferred sales charge
                                           on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                         12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                      Convert to A Class shares
                                           eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                 Aggregate purchases limited to
for long-term investors                    amounts less than $100,000
--------------------------------------------------------------------------------

C CLASS                                    ADVISOR CLASS
--------------------------------------------------------------------------------
No initial sales charge                    No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on        No contingent deferred sales charge
redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 0.75%                         12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                      No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases limited to amounts     Generally offered through qualified
less than $1,000,000; generally more       retirement plans and other
appropriate for short-term investors       fee-based arrangements

--------------------------------------------------------------------------------

(1)  A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN PURCHASES OF $1,000,000 OR MORE
     MADE BY EXCHANGE FROM ANOTHER AMERICAN CENTURY ADVISOR FUND THAT ARE
     REDEEMED WITHIN ONE YEAR OF THE ORIGINAL PURCHASE DATE.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum initial investments are $2,000 for a Coverdell
Education Savings Account (CESA), and $2,500 for all other accounts. Aggregate purchases are limited to amounts less than $100,000 for B Class shares and amounts less than $1,000,000 for C Class shares.

------
11

CALCULATION OF SALES CHARGES

A Class

A Class shares are sold at net asset value. However, if a purchase of A Class shares is made through an exchange from A Class shares of another American
Century Advisor Fund, a contingent deferred sales charge of 1.00% will apply if the shares are redeemed within one year of the purchase date of the original fund. This CDSC will apply only if no up-front sales charge was paid on the original purchase. If you purchase A Class shares of the fund directly, a sales charge will apply when you exchange into the A Class shares of another American
Century Advisor Fund.

B Class

B Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within six years of the purchase date, you will pay a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING     CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year              5.00%
--------------------------------------------------------------------------------
2nd year              4.00%
--------------------------------------------------------------------------------
3rd year              3.00%
--------------------------------------------------------------------------------
4th year              3.00%
--------------------------------------------------------------------------------
5th year              2.00%
--------------------------------------------------------------------------------
6th year              1.00%
--------------------------------------------------------------------------------
After 6th year        None
--------------------------------------------------------------------------------

B Class shares will automatically convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C Class

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 0.75% of the original purchase price or the current market value at redemption, whichever is less.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

------
12

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   *  12% of the lesser of the original purchase cost or current market value for A Class shares

   *  12% of the original purchase cost for B Class shares

   *  12% of the lesser of the original purchase cost or current market value for C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class and
   C Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA rollovers from any American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

*  if no broker was compensated for the sale

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

             [graphic of triangle]

             FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
             COMPANIES AND INVESTMENT ADVISORS.

------
13

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from the fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

------
14

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

------
15

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

             [graphic of triangle]

             A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
             SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

------
16

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

The fund's portfolio securities are valued at amortized cost. This means the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The board has adopted procedures to ensure that this type of pricing is fair to the fund's investors.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

             [graphic of triangle]

             GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE
             FORM REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,
             PROVIDING THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE
             TRANSACTION AND ALL REQUIRED SIGNATURES.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its investors in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

             [graphic of triangle]

             CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
             AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund declares distributions from net income daily. These distributions are paid on the last business day of each month. The fund declares and pays distributions of net realized capital gains, if any, in the same manner as income distributions.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND

*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
18

TAXES

The tax consequences of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by a fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

             [graphic of triangle]

             QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM
             THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
             PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING
             PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10%     TAX RATE FOR
TYPE OF DISTRIBUTION                  AND 15% BRACKETS     ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains              Ordinary Income      Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income         5%                   15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
19

MULTIPLE CLASS INFORMATION

American Century offers five classes of shares of the fund through financial intermediaries: A Class, B Class, C Class, Advisor Class and Investor Class. The
shares offered by this Prospectus are A, B, C and Advisor Class shares, which are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described herein, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B, 0.75%
for C Class, and 0.50% for Advisor Class to the distributor for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. Under the Advisor Class Plan, the fund's Advisor
Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available.
Because these fees are used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the Statement of
Additional Information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
20

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

The Financial Highlights for the fiscal years ended March 31, 2004 and March 31,
2003; for the one-month fiscal period ended March 31, 2002; and for the fiscal years ended February 28, 2002, 2001 and 2000 have been audited by
PricewaterhouseCoopers LLP, independent registered public accounting firm. The fiscal year end for Prime Money Market was changed from February 28 to March 31.
The Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

------
21

PRIME MONEY MARKET FUND

A Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            2004        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $1.00        $1.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------
  Net Investment Income                                    --(2)        --(2)
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------
  From Net Investment Income                               --(2)        --(2)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $1.00        $1.00
================================================================================
  TOTAL RETURN(3)                                           0.38%        0.12%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.83%     0.61%(5)
---------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)                                     0.86%     0.86%(5)
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets(4)     0.36%     0.76%(5)
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets
(Before Expense Waiver)                                     0.33%     0.51%(5)
---------------------------------------------------------
Net Assets, End of Period (in thousands)                      $25          $25
--------------------------------------------------------------------------------

(1)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(4)  THE DISTRIBUTOR VOLUNTARILY WAIVED A PORTION OF THE SERVICE AND
     DISTRIBUTION FEES.

(5)  ANNUALIZED.

------
22

PRIME MONEY MARKET FUND

B Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------

                                                            2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $1.00        $1.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------
  Net Investment Income                                    --(2)        --(2)
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------
  From Net Investment Income                               --(2)        --(2)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $1.00        $1.00
================================================================================
  TOTAL RETURN(3)                                           0.22%        0.12%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        0.99%     0.61%(5)
---------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)                                     1.61%     1.61%(5)
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets(4)     0.20%     0.76%(5)
---------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets
(Before Expense Waiver)                                   (0.42%)   (0.24)%(5)
---------------------------------------------------------
Net Assets, End of Period (in thousands)                      $74          $25
--------------------------------------------------------------------------------

(1)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(4)  THE DISTRIBUTOR VOLUNTARILY WAIVED A PORTION OF THE DISTRIBUTION AND
     SERVICE FEES.

(5)  ANNUALIZED.

------
23

PRIME MONEY MARKET FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $1.00        $1.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------
  Net Investment Income                                    --(2)        --(2)
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------
  From Net Investment Income                               --(2)        --(2)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $1.00        $1.00
================================================================================
  TOTAL RETURN(3)                                           0.09%        0.40%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(4)        1.10%     1.34%(5)
---------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)                                     1.36%     1.36%(5)
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets(4)     0.09%     0.47%(5)
---------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets
(Before Expense Waiver)                                   (0.17%)     0.45%(5)
---------------------------------------------------------
Net Assets, End of Period (in thousands)                      $96          $40
--------------------------------------------------------------------------------

(1)  MAY 7, 2002 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(4)  THE DISTRIBUTOR VOLUNTARILY WAIVED A PORTION OF THE DISTRIBUTION AND
     SERVICE FEES.

(5)  ANNUALIZED.

------
24

PRIME MONEY MARKET FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                     2004      2003     2002(1)     2002       2001    2000(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning
of Period           $1.00     $1.00      $1.00      $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
Income From
Investment
Operations
-------------------
  Net Investment
  Income             --(3)     0.01       --(3)      0.03      0.06      0.05
--------------------------------------------------------------------------------
Distributions
-------------------
  From Net
  Investment
  Income             --(3)    (0.01)      --(3)     (0.03)    (0.06)    (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period       $1.00     $1.00      $1.00      $1.00     $1.00     $1.00
================================================================================
  TOTAL RETURN(4)    0.33%     0.93%      0.10%      2.90%     5.79%     4.66%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of
Operating Expenses
to Average
Net Assets           0.86%     0.86%   0.85%(5)      0.85%     0.85%     0.85%
-------------------
Ratio of Net
Investment Income
to Average
Net Assets           0.33%     0.94%   1.23%(5)      2.88%     5.63%     4.56%
-------------------
Net Assets,
End of Period
(in thousands)      $3,055    $5,431    $14,329    $13,609    $7,784    $4,799
--------------------------------------------------------------------------------

(1)  ONE-MONTH PERIOD ENDED MARCH 31, 2002. THE FUND'S FISCAL YEAR END WAS
     CHANGED FROM FEBRUARY 28 TO MARCH 31, RESULTING IN A ONE-MONTH REPORTING
     PERIOD. FOR YEARS PRIOR, THE FUND'S FISCAL YEAR END WAS FEBRUARY 28.

(2)  YEAR ENDED FEBRUARY 29, 2000.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED.

(5)  ANNUALIZED.

------
25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

ON THE INTERNET           * EDGAR database at sec.gov
                          * By email request at publicinfo@sec.gov

BY MAIL                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                    FUND CODE     TICKER     NEWSPAPER LISTING
--------------------------------------------------------------------------------
Prime Money Market Fund
  A Class                         112           APMXX      AmC Prime
--------------------------------------------------------------------------------
  B Class                         303           BPMXX      AmC Prime
--------------------------------------------------------------------------------
  C Class                         421           ARCXX      AmC Prime
--------------------------------------------------------------------------------
  Advisor                         821           ACAXX      AmC Prime
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7822

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878
americancentury.com

0408
SH-PRS-38438

[front cover]

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS
High-Yield Fund
Diversified Bond Fund

AUGUST 1, 2004

EFFECTIVE JANUARY 30, 2003, THE FUNDS WERE CLOSED TO NEW RETAIL INVESTORS BUT
ARE AVAILABLE THROUGH FINANCIAL INTERMEDIARIES. ANY SHAREHOLDER WITH AN OPEN
ACCOUNT AS OF JANUARY 30, 2003 MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNT REMAINS OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[inside front cover]
[american century logo and text logo]

Dear Investor,

American Century Investments believes our relationship with you begins with an easy-to-read prospectus that provides the information you need to make confident investment decisions.

You'll notice that this booklet includes information about Investor Class and
Institutional Class shares. While reading through this Prospectus, it's important for you to be aware of the class you own, or are considering for purchase. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Investor Class shares are available directly from American Century Investments. We offer Institutional Class shares primarily through employer-sponsored retirement plans or institutions, such as banks, broker-dealers and insurance companies. The Institutional Class shares also are available to individuals who meet the minimum investment requirements outlined in the prospectus.

As you read this Prospectus, please note that the Fund Performance History,
Investing with American Century, and Financial Highlights sections reflect the most significant differences between the classes. If you have questions after reading the prospectus, please visit the Products and Services section of
www.americancentury.com for additional fund information. Or, call an Investor
Relations Representative at 1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and
Saturdays, 9 a.m. to 2 p.m. Central time.

Thank you for considering American Century Investments.

Sincerely,

/signature/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

               [GRAPHIC OF TRIANGLE]

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT
               DEFINITIONS OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER
               HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

High-Yield seeks high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

Diversified Bond seeks a high level of income by investing in non-money market
DEBT SECURITIES.

               [GRAPHIC OF TRIANGLE]

               DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES,
               BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

A detailed description of the funds' investment strategies and risks begins on page 7.

FUND                PRIMARY INVESTMENTS                PRINCIPAL RISKS
--------------------------------------------------------------------------------
High-Yield          Lower-rated corporate              Credit, liquidity and
                    debt securities                    interest rate risk
--------------------------------------------------------------------------------
Diversified Bond    High- and medium-grade             Interest rate, credit
                    non-money market debt securities   and prepayment risk
--------------------------------------------------------------------------------

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking high current income with the potential for capital gains with
   High-Yield

*  seeking current income from your investment in Diversified Bond

*  seeking diversification by investing in a fixed-income mutual fund such as
   Diversified Bond

*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  uncomfortable with the risk of investing in the lower-rated debt securities purchased by High-Yield

*  looking for the added security of FDIC insurance

*  investing for long-term growth with Diversified Bond

------
2

FUND PERFORMANCE HISTORY

HIGH-YIELD FUND
DIVERSIFIED BOND FUND

Annual Total Returns

The following bar charts show the performance of High-Yield's Investor Class shares and Diversified Bond's Institutional Class shares for each full calendar year in the life of the classes. They indicate the volatility of the funds'
historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown. The returns of Diversified Bond's Investor Class shares and High-Yield's
Institutional Class shares will differ from returns shown in the charts, depending on the expenses of those classes.

HIGH-YIELD FUND -- INVESTOR CLASS(1)

2003    20.14%
2002    22.54%
2001     3.23%
2000   -13.92%
1999     5.86%
1998    -1.25%

(1) AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
    YEAR-TO-DATE RETURN FOR THE INVESTOR CLASS WAS 0.69%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
High-Yield            6.24% (2Q 2003)                     -9.36% (4Q 2000)
--------------------------------------------------------------------------------

DIVERSIFIED BOND FUND -- INSTITUTIONAL CLASS(1)(2)

2003    4.22%
2002    8.44%
2001    8.11%
2000   11.06%
1999   -1.17%
1998    7.85%
1997    8.85%
1996    2.73%
1995   20.10%
1994   -4.10%

(1) AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
    YEAR-TO-DATE RETURN FOR THE INSTITUTIONAL CLASS WAS -0.36%.

(2) DIVERSIFIED BOND ACQUIRED ALL OF THE NET ASSETS OF THE AMERICAN CENTURY
    INTERMEDIATE-TERM BOND FUND, THE AMERICAN CENTURY BOND FUND, AND THE
    AMERICAN CENTURY PREMIUM BOND FUND ON DECEMBER 3, 2001, PURSUANT TO A PLAN
    OF REORGANIZATION APPROVED BY THE ACQUIRED FUNDS' SHAREHOLDERS ON NOVEMBER
    16, 2001. PERFORMANCE INFORMATION PRIOR TO DECEMBER 3, 2001 IS THAT OF THE
    AMERICAN CENTURY PREMIUM BOND FUND.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Diversified Bond      6.82% (2Q 1995)                     -3.47% (1Q 1994)
--------------------------------------------------------------------------------

------
3

Average Annual Total Returns

The following tables show the average annual total returns of High-Yield
Investor Class shares and Diversified Bond Institutional Class shares calculated three different ways. An additional table shows the average annual total returns of Diversified Bond Investor Class shares calculated before the impact of taxes.
Because High-Yield Institutional Class was not in operation, it is not
Included.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for High-Yield Investor Class and Diversified Bond
Institutional Class. After-tax returns for other share classes will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR
ENDED DECEMBER 31, 2003                    1 YEAR  5 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------
High-Yield

Return Before Taxes                        20.14%    2.99%       2.47%

Return After Taxes on Distributions        17.03%   -0.58%      -1.05%

Return After Taxes on Distributions
  and Sale of Fund Shares                  12.99%    0.28%      -0.11%

CSFB High-Yield Index II(2)                27.94%    6.48%       5.53%
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR HIGH-YIELD INVESTOR CLASS IS SEPTEMBER 30, 1997.

(2)  ON MAY 31, 2001, THE DONALDSON, LUFKIN, & JENRETTE (DLJ) HIGH YIELD
     INDEX, HIGH-YIELD'S BENCHMARK SINCE INCEPTION, BECAME KNOWN AS THE CREDIT
     SUISSE FIRST BOSTON (CSFB) HIGH YIELD INDEX II.

------
4

INVESTOR CLASS

FOR THE CALENDAR YEAR
ENDED DECEMBER 31, 2003                       1 YEAR           LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Diversified Bond(2)

Return Before Taxes                            4.02%                5.46%

Lehman Brother U.S. Aggregate Index            4.10%                6.51%(3)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR DIVERSIFIED BOND INVESTOR CLASS IS DECEMBER 2, 2001.

(2) DIVERSIFIED BOND ACQUIRED ALL OF THE NET ASSETS OF THE AMERICAN CENTURY
    INTERMEDIATE-TERM BOND FUND, THE AMERICAN CENTURY BOND FUND, AND THE
    AMERICAN CENTURY PREMIUM BOND FUND ON DECEMBER 3, 2001, PURSUANT TO A PLAN
    OF REORGANIZATION APPROVED BY THE ACQUIRED FUNDS' SHAREHOLDERS ON NOVEMBER
    16, 2001. PERFORMANCE INFORMATION PRIOR TO DECEMBER 3, 2001 IS THAT OF THE
    AMERICAN CENTURY PREMIUM BOND FUND.

(3) SINCE NOVEMBER 30, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR
ENDED DECEMBER 31, 2003         1 YEAR    5 YEARS  10 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Diversified Bond(2)

Return Before Taxes              4.22%     6.04%     6.42%         6.39%

Return After Taxes
  on Distributions               2.60%     3.77%     3.98%         N/A

Return After Taxes
  on Distributions
  and Sale of Fund Shares        2.91%     3.74%     3.94%         N/A

Lehman Brother U.S.
  Aggregate Index                4.10%     6.62%     6.95%         6.97%(3)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR DIVERSIFIED BOND INSTITUTIONAL CLASS IS APRIL 1,
    1993. ONLY A CLASS WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS IS
    REQUIRED TO SHOW AFTER-TAX RETURNS FOR LIFE OF CLASS.

(2) DIVERSIFIED BOND ACQUIRED ALL OF THE NET ASSETS OF THE AMERICAN CENTURY
    INTERMEDIATE-TERM BOND FUND, THE AMERICAN CENTURY BOND FUND, AND THE
    AMERICAN CENTURY PREMIUM BOND FUND ON DECEMBER 3, 2001, PURSUANT TO A PLAN
    OF REORGANIZATION APPROVED BY THE ACQUIRED FUNDS' SHAREHOLDERS ON NOVEMBER
    16, 2001. PERFORMANCE INFORMATION PRIOR TO DECEMBER 3, 2001 IS THAT OF THE
    AMERICAN CENTURY PREMIUM BOND FUND.

(3) SINCE MARCH 31, 1993, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at americancentury.com.

------
5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares (other than a $10 fee to redeem by wire)

The following tables describe the fees and expenses you may pay if you buy and hold shares of a fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class (all funds)

Institutional Class (Diversified Bond only)

   Maximum Account Maintenance Fee                            $25(1)
--------------------------------------------------------------------------------

(1) APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH AMERICAN
    CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER Investing
    with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                      DISTRIBUTION                TOTAL ANNUAL
                        MANAGEMENT    AND SERVICE    OTHER        FUND OPERATING
                        FEE(1)        (12B-1) FEES   EXPENSES(2)  EXPENSES
--------------------------------------------------------------------------------
High-Yield
  Investor Class        0.88%         None           0.01%        0.89%
--------------------------------------------------------------------------------
  Institutional Class   0.68%         None           0.01%        0.68%
--------------------------------------------------------------------------------
Diversified Bond
  Investor Class        0.63%         None           0.01%        0.64%
--------------------------------------------------------------------------------
  Institutional Class   0.43%         None           0.01%        0.44%
--------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS HAVE A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATE GENERALLY
     DECREASES AS ASSETS INCREASE AND INCREASES AS ASSETS DECREASE.

(2)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUNDS' INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR        3 YEARS       5 YEARS     10 YEARS
--------------------------------------------------------------------------------
High-Yield
    Investor Class           $91          $283          $492        $1,092
--------------------------------------------------------------------------------
    Institutional Class      $70          $220          $383          $856
--------------------------------------------------------------------------------
Diversified Bond
    Investor Class           $65          $205          $356          $797
--------------------------------------------------------------------------------
    Institutional Class      $45          $141          $246          $554
--------------------------------------------------------------------------------

------
6

OBJECTIVES, STRATEGIES AND RISKS

HIGH-YIELD FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

High-Yield seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests in HIGH-YIELD corporate and other debt securities with an emphasis on securities that are rated below investment grade.

               [GRAPHIC OF TRIANGLE]

               A HIGH-YIELD SECURITY IS ONE THAT HAS BEEN RATED BELOW THE FOUR
               HIGHEST CATEGORIES USED BY A NATIONALLY RECOGNIZED STATISTICAL
               RATING ORGANIZATION, OR DETERMINED BY THE INVESTMENT ADVISOR TO
               BE OF SIMILAR QUALITY. DETAILS OF THE FUND'S CREDIT QUALITY
               STANDARDS ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL
               INFORMATION.

Under normal market conditions, the fund managers will maintain at least 80% of the fund's total assets in high-yield corporate bonds and other debt instruments
(including income-producing convertible and preferred securities). The remaining assets may be invested in common stocks or other equity-related securities. The fund buys securities that are below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or questionable credit.

Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to
20% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments and U.S. government securities.
To the extent the fund assumes a defensive position, it will not be pursuing its investment objective.

The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term debt securities.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

------
7

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes
(such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's interest rate risk is generally higher than for funds with shorter weighted average maturities, such as money market and short-term bond funds. See the discussion on page 11 for more information about the effects of changing interest rates on the fund's portfolio.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

High-Yield can invest up to 40% of its assets in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S.
issuers.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
In general, funds that have higher potential income have higher potential loss.

------
8

DIVERSIFIED BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Diversified Bond seeks a high level of income by investing in non-money market debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Diversified Bond invests at least 80% of its assets in high- and medium-grade, non-money market debt securities. These securities, which may be payable in U.S.
or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Shorter-term debt securities round out the portfolio.

The fund invests most of its assets in INVESTMENT-GRADE securities, those that have been rated in one of the top four credit quality categories by an independent rating agency. However, up to 15% of the fund's assets may be invested in securities rated in the fifth-highest category by an independent rating agency, or determined to be of comparable quality by the advisor.
Corporations usually issue these securities to finance existing operations or expand their businesses.

               [GRAPHIC OF TRIANGLE]

               AN INVESTMENT-GRADE SECURITY IS ONE THAT HAS BEEN RATED BY AN
               INDEPENDENT RATING AGENCY IN ITS TOP FOUR CREDIT QUALITY
               CATEGORIES OR DETERMINED BY THE ADVISOR TO BE OF COMPARABLE
               CREDIT QUALITY. DETAILS OF THE FUND'S CREDIT QUALITY STANDARDS
               ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL INFORMATION.

The fund may invest in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Not all of these U.S. government securities are backed by the full faith and credit of the U.S. government as to payment of interest and repayment of principal. Some are backed by the right of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the agency or instrumentality. The fund may invest in securities, including mortgage-backed securities, issued or guaranteed by U.S. government agencies or instrumentalities, including the Government National Mortgage Association
("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the
Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal Home Loan
Bank ("FHLB"), and the Tennessee Valley Authority ("TVA"). These securities may include participation interests in pools of mortgage loans originated by the
U.S. government or private lenders and guaranteed by U.S. government agencies or instrumentalities such as Ginnie Mae, Fannie Mae, Freddie Mac. Guarantees by
Ginnie Mae are backed by the full faith and credit of the U.S. government.
Guarantees by other agencies or instrumentalities of the U.S. government, such as Fannie Mae, Freddie Mac, FHLB and TVA are not backed by the full faith and credit of the U.S. government, although Fannie Mae, Freddie Mac, FHLB and TVA are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

The weighted average maturity of the fund's portfolio must be three and one-half years or longer. During periods of rising interest rates, the fund managers may adopt a shorter portfolio maturity in order to reduce the effect of bond price declines on the fund's value. When interest rates are falling and bond prices are rising, they may adopt a longer portfolio maturity.

For more information about the fund's credit quality standards and about credit risk, please see BASICS OF FIXED-INCOME INVESTING beginning on page 11.

------
9

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, Diversified Bond's share value will be affected.
Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is generally higher for Diversified Bond than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

Although most of the securities purchased by the fund are quality debt securities at the time of purchase, the fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., BBB) and up to
15% of its assets in securities rated in the fifth category (e.g., BB). As a result, the fund has some credit risk. Although their securities are considered investment grade, issuers of BBB-rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Issuers of BB-rated securities (and securities of similar quality) are considered even more vulnerable to adverse business, financial or economic conditions that could lead to difficulties in making timely payments of principal and interest.

The fund may invest in debt securities backed by mortgages or assets such as credit card receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates.
If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

Diversified Bond may invest in the securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

The fund's share value will fluctuate. As a result, it is possible to lose money by investing in the fund. In general, funds that have higher potential income have higher potential loss.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective.

------
10

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                            AMOUNT OF       PERCENT OF   REMAINING    WEIGHTED
                            SECURITY OWNED  PORTFOLIO    MATURITY     MATURITY
--------------------------------------------------------------------------------
Debt Security A             $100,000        25%           4 years      1 year
--------------------------------------------------------------------------------
Debt Security B             $300,000        75%          12 years      9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                             10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

------
11

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                     -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                     -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                     -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment. Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. To learn more about these techniques, you should review the Statement of Additional Information before making an investment.

------
12

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about the funds' operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the funds. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as each of the funds (the "Category Fee") and (ii) the assets of all funds in the American Century family of funds (the "Complex Fee"). The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of each fund's management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, portfolio insurance, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS
TO THE ADVISOR AS A PERCENTAGE OF
AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED MARCH 31, 2004   INVESTOR CLASS   INSTITUTIONAL
CLASS
--------------------------------------------------------------------------------
High-Yield                                0.88%            N/A
--------------------------------------------------------------------------------
Diversified Bond                          0.63%            0.43%
--------------------------------------------------------------------------------

The Institutional Class of High-Yield was not in operation for the fiscal year ended March 31, 2004. The High-Yield Institutional Class will pay the advisor a unified management fee calculated by adding the Investment Category Fee and
Institutional Class Complex Fee from the following schedules:

INVESTMENT CATEGORY FEE                   INSTITUTIONAL CLASS COMPLEX
SCHEDULE FOR HIGH-YIELD                   FEE SCHEDULE
CATEGORY ASSETS         FEE RATE          CATEGORY ASSETS            FEE RATE
FIRST $1 BILLION        0.6600%           FIRST $2.5 BILLION         0.1100%
NEXT $1 BILLION         0.6080%           NEXT $7.5 BILLION          0.1000%
NEXT $3 BILLION         0.5780%           NEXT $15.0 BILLION         0.0985%
NEXT $5 BILLION         0.5580%           NEXT $25.0 BILLION         0.0970%
NEXT $15 BILLION        0.5450%           NEXT $25.0 BILLION         0.0870%
NEXT $25 BILLION        0.5430%           NEXT $25.0 BILLION         0.0800%
THEREAFTER              0.5425%           NEXT $25.0 BILLION         0.0700%
                                          NEXT $25.0 BILLION         0.0650%
                                          NEXT $25.0 BILLION         0.0600%
                                          NEXT $25.0 BILLION         0.0550%
                                          THEREAFTER                 0.0500%

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13

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the funds as they see fit, guided by the funds' investment objectives and strategy.

The funds are managed by the Taxable Bond team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer -- Fixed Income and Senior Vice President,
supervises the American Century Taxable Bond team. He has been a member of the team since July 2001. He joined American Century in May 1991 as a Municipal
Portfolio Manager. He has a bachelor's degree in economics from Boston
University and an MBA in finance from the University of Delaware.

ROBERT V. GAHAGAN

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team since October 1986. He joined American Century in 1983 as a
Fixed-Income Analyst and was promoted to Portfolio Manager in August 1991.
He has a bachelor's degree in economics and an MBA from the University of
Missouri - Kansas City.

JEREMY FLETCHER

Mr. Fletcher, Vice President and Portfolio Manager, has been a member of the team since August 1997. He joined American Century in October 1991 as an
Investor Relations Representative. He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a CFA charterholder.

ALEJANDRO H. AGUILAR

Mr. Aguilar, Vice President and Senior Portfolio Manager, has been a member of the team since joining American Century in October 2003. Prior to joining
American Century, he was an Investment Officer with CalPERS from July 2002 to
September 2003 and Director of Portfolio Management at TIAA-CREF from May 1997 to April 2002. He has a bachelor's degree in economics from the University of
California - Berkeley and an MBA from the University of Michigan. He is a CFA charterholder.

CASEY COLTON

Mr. Colton, Vice President and Senior Portfolio Manager, has been a member of the team since January 1994. Mr. Colton joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a CFA charterholder and a Certified Public Accountant.

MICHAEL DIFLEY

Mr. Difley, Vice President and Portfolio Manager, has been a member of the team since September 1997. He joined American Century as a Senior Corporate Credit
Analyst in July 1996 and was promoted to Portfolio Manager in November 2001. He has a B.S. in business administration (finance concentration) from California
Polytechnic State University - San Luis Obispo. He is a Certified Public
Accountant and a CFA charterholder.

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team since June 1995. He joined American Century as an Investment Analyst in
November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a CFA charterholder.

------
14

BRIAN HOWELL

Mr. Howell, Vice President and Portfolio Manager, has been a member of the team since May 1998. He joined American Century in 1988. He has a bachelor's degree in mathematics/ statistics and an MBA from the University of California -
Berkeley.

JAMES E. PLATZ

Mr. Platz, Vice President and Senior Portfolio Manager, has been a member of the team since joining American Century in October 2003. Prior to joining American
Century, he was a Vice President and Senior Portfolio Manager at Standish Mellon
Asset Management from July 1995 to September 2003. He has bachelor's degrees in economics and history from the University of California - Berkeley and an MBA in finance from the University of Southern California. He is a CFA charterholder.

JOHN F. WALSH

Mr. Walsh, Vice President and Portfolio Manager, has been a member of the team since February 1996. He joined American Century in February 1996 as an
Investment Analyst and was promoted to Portfolio Manager in September 1997. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

------
15

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
16

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                         INSTITUTIONAL CLASS

Investor Relations                     Service Representative
1-800-345-2021                         1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE-OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
17

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                        INSTITUTIONAL CLASS

P.O. Box 419200                       P.O. Box 419385
Kansas City, MO 64141-6200            Kansas City, MO 64141-6385

Fax                                   Fax
816-340-7962                          816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 5 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5 p.m., Monday - Friday

------
18

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               [GRAPHIC OF TRIANGLE]

               PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
               UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
               ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-,
               SARSEP- AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS.
               IF YOU HAVE ONLY BUSINESS, BUSINESS RETIREMENT,
               EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU
               ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO
               OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates investments of multiple clients into a single account that meets the minimum.
The minimum investment requirement may be waived if you, or your financial intermediary who combines client investments in this way, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

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19

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               [GRAPHIC OF TRIANGLE]

               A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
               SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

------
20

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely

------
21

limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

               [GRAPHIC OF TRIANGLE]

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
               COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

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22

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [GRAPHIC OF TRIANGLE]

               GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE
               FORM REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,
               PROVIDING THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE
               TRANSACTION AND ALL REQUIRED SIGNATURES.

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23

DISTRIBUTIONS

Federal tax laws require a fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that a fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund pays distributions from net income monthly. Each fund generally pays distributions from realized capital gains, if any, once a year usually in December. Each fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               [GRAPHIC OF TRIANGLE]

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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24

TAXES

The tax consequences of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by a fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

               [GRAPHIC OF TRIANGLE]

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM
               THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
               PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING
               PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS       ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                     15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
25

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
26

MULTIPLE CLASS INFORMATION

American Century offers six classes of shares of Diversified Bond and High-Yield through financial intermediaries: Investor Class, A Class, B Class, C Class,
Advisor Class and Institutional Class. The shares offered by this Prospectus are
Investor Class and Institutional Class shares. Investor and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees.
Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning A, B, C or Advisor Class shares, call us at 1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

------
27

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights for High-Yield for the fiscal year ended March 31,
2004, the five-month fiscal period ended March 31, 2003, and the fiscal year ended October 31, 2002, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The fiscal year end for
High-Yield was changed from October 31 to March 31. The Independent Auditors'
Report and the financial statements are included in the fund's Annual Report, which is available upon request. Prior years' information was audited by other independent auditors.

The Financial Highlights for Diversified Bond for the fiscal years ended March
31, 2004, March 31, 2003 and March 31, 2002 have been audited by
PricewaterhouseCoopers LLP, independent registered public accounting firm. The
Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request. Prior years' information was audited by other independent auditors.

------
28

HIGH-YIELD FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------
                               2004      2003(1)      2002      2001       2000       1999
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.13      $5.76       $6.18     $7.20      $8.54      $8.73
---------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income        0.50       0.18        0.52      0.74       0.85       0.80
-------------------------
  Net Realized and
Unrealized Gain (Loss)         0.42       0.37       (0.42)    (0.97)     (1.39)     (0.18)
---------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.92       0.55        0.10     (0.23)     (0.54)      0.62
---------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.50)     (0.18)      (0.52)    (0.79)     (0.80)     (0.80)
-------------------------
  From Net Realized Gains       --         --          --        --         --       (0.01)
---------------------------------------------------------------------------------------------
  Total Distributions         (0.50)     (0.18)      (0.52)    (0.79)     (0.80)     (0.81)
---------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $6.55      $6.13       $5.76     $6.18      $7.20       $8.54
=============================================================================================
  TOTAL RETURN(2)             15.53%      9.61%       1.43%    (3.56)%    (7.08)%     7.03%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.89%    0.88%(3)      0.90%     0.90%      0.90%      0.90%
-------------------------
Ratio of Net
Investment Income
to Average Net Assets          7.82%    7.22%(3)      8.37%    10.88%     10.09%      8.90%
-------------------------
Portfolio Turnover Rate         80%        9%          80%      131%        77%        95%
-------------------------
Net Assets,
End of Period
(in thousands)               $54,074    $78,223     $50,287   $34,150    $25,126     $33,537
---------------------------------------------------------------------------------------------

(1) NOVEMBER 1, 2002 THROUGH MARCH 31, 2003. THE FUND'S FISCAL YEAR WAS CHANGED
    FROM OCTOBER 31 TO MARCH 31, RESULTING IN A FIVE-MONTH ANNUAL REPORTING
    PERIOD. FOR THE YEARS BEFORE 2003, THE FUND'S FISCAL YEAR END WAS OCTOBER
    31.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
    ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER

(3) ANNUALIZED.

------
29

DIVERSIFIED BOND FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------
                                        2004           2003          2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $10.47          $9.98         $10.25
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income                 0.36(2)        0.48           0.17
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                0.14           0.49          (0.27)
--------------------------------------------------------------------------------
  Total From Investment Operations      0.50           0.97          (0.10)
--------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income           (0.37)         (0.48)         (0.17)
-----------------------------------
  From Net Realized Gains              (0.11)           --             --
--------------------------------------------------------------------------------
  Total Distributions                  (0.48)         (0.48)         (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period        $10.49         $10.47          $9.98
================================================================================
  TOTAL RETURN(3)                       4.92%          9.93%         (0.99)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   0.64%          0.64%        0.63%(4)
-----------------------------------
Ratio of Net Investment
Income to Average Net Assets            3.38%          4.67%        5.19%(4)
-----------------------------------
Portfolio Turnover Rate                  324%           151%         136%(5)
-----------------------------------
Net Assets, End of Period
(in thousands)                        $177,791       $198,835       $170,707
--------------------------------------------------------------------------------

(1) DECEMBER 3, 2001 (ACQUISITION DATE) THROUGH MARCH 31, 2002.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
    ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2002.

------
30

DIVERSIFIED BOND FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
--------------------------------------------------------------------------------
                            2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $10.47      $9.98     $10.12      $9.62      $10.10
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment
  Income                    0.38(2)    0.50       0.56       0.62        0.61
------------------------
  Net Realized
  and Unrealized
  Gain (Loss)               0.14       0.49      (0.09)      0.50       (0.48)
--------------------------------------------------------------------------------
  Total From
  Investment Operations     0.52       0.99       0.47       1.12        0.13
--------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income        (0.39)     (0.50)     (0.56)     (0.62)      (0.61)
------------------------
  From Net
  Realized Gains           (0.11)       --       (0.05)        --          --(1)
--------------------------------------------------------------------------------
  Total Distributions      (0.50)     (0.50)     (0.61)     (0.62)      (0.61)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period             $10.49     $10.47      $9.98     $10.12       $9.62
================================================================================
  TOTAL RETURN(3)           5.13%     10.15%      4.76%     12.03%      1.30%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets          0.44%      0.44%      0.44%      0.45%      0.45%
------------------------
Ratio of Net
Investment Income
to Average Net Assets       3.58%      4.87%      5.46%      6.31%      6.15%
------------------------
Portfolio Turnover Rate      324%       151%       136%       139%        64%
------------------------
Net Assets,
End of Period
(in thousands)            $309,579   $281,998   $202,476   $140,497   $103,192
--------------------------------------------------------------------------------

(1) PER-SHARE AMOUNT WAS LESS THAN $0.005.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
    PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
    CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET
    VALUES WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN
    DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES.
    THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN
    ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF
    VALUE BETWEEN ONE CLASS AND ANOTHER.

------
31

NOTES

------
32

NOTES

------
33

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON          SEC Public Reference Room
                   Washington, D.C.  Call 202-942-8090 for location and  hours.

ON THE INTERNET    * EDGAR database at sec.gov
                   * By email request at publicinfo@sec.gov

BY MAIL            SEC Public Reference Section
                   Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or  qualified for sale, unless such registration or qualification is not required, or under  any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE          FUND CODE       TICKER        NEWSPAPER LISTING
---------------------------------------------------------------------------
High-Yield
     Investor           101             ABHIX         HighYld
---------------------------------------------------------------------------
     Institutional      351             N/A           N/A
---------------------------------------------------------------------------
Diversified Bond
     Investor           149             ADFIX         DivBnd
---------------------------------------------------------------------------
     Institutional      349             ACBPX         DivBnd
---------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS

americancentury.com

Investor Class                          Institutional Class
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

0408
SH-PRS-38439

[front cover]

Your
American Century Investments
prospectus

A CLASS
B CLASS
C CLASS
ADVISOR CLASS
High-Yield Fund
Diversified Bond Fund

AUGUST 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor:

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy to read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/signature/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

               [GRAPHIC OF TRIANGLE]

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT
               DEFINITIONS OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER
               HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

High-Yield seeks high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

Diversified Bond seeks a high level of income by investing in non-money market
DEBT SECURITIES.

               [GRAPHIC OF TRIANGLE]

               DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES,
               BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

A detailed description of the funds' investment strategies and risks begins on page 9.

FUND                  PRIMARY INVESTMENTS                 PRINCIPAL RISKS
--------------------------------------------------------------------------------
High-Yield            Lower-rated corporate               Credit, liquidity and
                      debt securities                     interest rate risk
--------------------------------------------------------------------------------
Diversified Bond      High- and medium-grade              Interest rate, credit
                      non-money market debt securities    and prepayment risk
--------------------------------------------------------------------------------

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking high current income with the potential for capital gains with
   High-Yield

*  seeking current income from your investment in Diversified Bond

*  seeking diversification by investing in a fixed-income mutual fund such as
   Diversified Bond

*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  uncomfortable with the risk of investing in the lower-rated debt securities purchased by High-Yield

*  looking for the added security of FDIC insurance

*  investing for long-term growth with Diversified Bond

------
2

FUND PERFORMANCE HISTORY

HIGH-YIELD FUND

Annual Total Returns

The following bar chart shows the performance of High-Yield's C Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. The returns of High-Yield's other classes of shares will differ from the C Class returns shown in the chart, depending on the expenses of those classes.

HIGH-YIELD FUND -- C CLASS(1)

2003      19.25%
2002       1.78%

(1) AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
    YEAR-TO-DATE RETURN FOR C CLASS WAS 0.20%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST              LOWEST
--------------------------------------------------------------------------------
High-Yield                     6.04% (2Q 2003)      -2.21% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of High-Yield's C
Class shares calculated three different ways. Because High-Yield's A and B
Classes were not in operation for a full calendar year, they are not included in the table below. An additional table shows the average annual total returns of the fund's Advisor Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for C Class shares. After-tax returns for other share classes will vary.

------
3

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003    1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
High-Yield

Return Before Taxes                              19.25%      9.75%

Return After Taxes on Distributions              16.46%      6.93%

Return After Taxes on
Distributions
  and Sale of Fund Shares                        12.43%      6.55%

CSFB High-Yield Index II                         27.94%     14.25%(2)
  (reflects no deduction for fees, expenses or taxes)

--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR HIGH-YIELD C CLASS IS DECEMBER 10, 2001.

(2) SINCE NOVEMBER 30, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003    1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
High-Yield(2)

Return Before Taxes                              20.14%     11.46%

CSFB High-Yield Index II                         27.94%     16.17%(3)
 (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR HIGH-YIELD ADVISOR CLASS IS MARCH 8, 2002.

(2) CLASS RETURNS WOULD HAVE BEEN LOWER IF AMERICAN CENTURY HAD NOT VOLUNTARILY
    WAIVED ALL OR A PORTION OF THE SERVICE AND DISTRIBUTION FEES DURING THESE
    PERIODS.

(3) SINCE FEBRUARY 28, 2002, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

------
4

DIVERSIFIED BOND FUND

Annual Total Returns

The following bar chart shows the performance of Diversified Bond's Advisor
Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. The returns of Diversified Bond's other classes of shares will differ from the Advisor Class returns shown in the chart, depending on the expenses of those classes.

DIVERSIFIED BOND FUND -- ADVISOR CLASS(1)(2)

2003 3.76%
2002 7.96%

(1) AS OF JUNE 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
    YEAR-TO-DATE RETURN FOR THE ADVISOR CLASS WAS -0.58%.

(2) DIVERSIFIED BOND ACQUIRED ALL OF THE NET ASSETS OF THE AMERICAN CENTURY
    INTERMEDIATE-TERM BOND FUND, THE AMERICAN CENTURY BOND FUND, AND THE
    AMERICAN CENTURY PREMIUM BOND FUND ON DECEMBER 3, 2001, PURSUANT TO A PLAN
    OF REORGANIZATION APPROVED BY THE ACQUIRED FUNDS' SHAREHOLDERS ON NOVEMBER
    16, 2001. PERFORMANCE INFORMATION PRIOR TO DECEMBER 3, 2001 IS THAT OF THE
    AMERICAN CENTURY PREMIUM BOND FUND.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                               HIGHEST                LOWEST
--------------------------------------------------------------------------------
Diversified Bond               3.78% (3Q 2002)        -2.71% (2Q 2004)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of Diversified Bond's
Advisor Class shares calculated three different ways. Because Diversified Bond's
A, B and C Class shares were not in operation for a full calendar year, they are not included in the table below.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Class shares. After-tax returns for other share classes will vary.

------
5

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003    1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Diversified Bond()(2)

Return Before Taxes                              3.76%      5.20%

Return After Taxes on Distributions              2.30%      3.50%

Return After Taxes on Distributions

  and Sale of Fund Shares                        2.61%      3.44%

Lehman Brothers U. S. Aggregate Index            4.10%      6.51%(3)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR DIVERSIFIED BOND ADVISOR CLASS IS DECEMBER 2, 2001.

(2) DIVERSIFIED BOND ACQUIRED ALL OF THE NET ASSETS OF THE AMERICAN CENTURY
    INTERMEDIATE-TERM BOND FUND, THE AMERICAN CENTURY BOND FUND, AND THE
    AMERICAN CENTURY PREMIUM BOND FUND ON DECEMBER 3, 2001, PURSUANT TO A PLAN
    OF REORGANIZATION APPROVED BY THE ACQUIRED FUNDS' SHAREHOLDERS ON NOVEMBER
    16, 2001. PERFORMANCE INFORMATION PRIOR TO DECEMBER 3, 2001 IS THAT OF THE
    AMERICAN CENTURY PREMIUM BOND FUND.

(3) SINCE NOVEMBER 30, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, including yields, please call us at
1-800-378-9878.

------
6

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of a fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                A CLASS    B CLASS    C CLASS    ADVISOR CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on Purchases     4.50%      None       None       None
  (as a percentage of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                   None(1)    5.00%(2)   1.00%(3)   None
  (as a percentage of the original offering price
  for B Class shares or the lower of the original offering
  price or redemption proceeds for A and C Class shares)
--------------------------------------------------------------------------------

(1) INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO A
    CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE PURCHASE IS REDEEMED
    WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2) THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
    NEXT FIVE YEARS AS SHOWN ON PAGE 20 AND IS ELIMINATED AFTER SIX YEARS.

(3) THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE AND IS ELIMINATED
    THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                   MANAGEMENT   DISTRIBUTION                   TOTAL ANNUAL
                   FEE(1)       AND SERVICE       OTHER        FUND OPERATING
                   FEE(1)       (12B-1) FEES(2)   EXPENSES(3)  EXPENSES
--------------------------------------------------------------------------------
High-Yield
  A Class          0.88%        0.25%             0.01%        1.14%
--------------------------------------------------------------------------------
  B Class          0.88%        1.00%             0.01%        1.89%
--------------------------------------------------------------------------------
  C Class          0.88%        1.00%             0.01%        1.89%
--------------------------------------------------------------------------------
  Advisor Class    0.63%        0.50%(4)          0.01%        1.14%
--------------------------------------------------------------------------------
Diversified Bond
  A Class          0.63%        0.25%             0.01%        0.89%
--------------------------------------------------------------------------------
  B Class          0.63%        1.00%             0.01%        1.64%
--------------------------------------------------------------------------------
  C Class          0.63%        1.00%             0.01%        1.64%
--------------------------------------------------------------------------------
  Advisor Class    0.38%        0.50%(4)          0.01%        0.89%
--------------------------------------------------------------------------------

(1) BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS HAVE A
    STEPPED FEE SCHEDULE. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATE GENERALLY
    DECREASES AS ASSETS INCREASE AND INCREASES AS ASSETS DECREASE.

(2) THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES THROUGH
    BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
    INTERMEDIARIES. A PORTION OF THE FEE IS USED TO COMPENSATE SUCH FINANCIAL
    INTERMEDIARIES FOR ONGOING RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT
    WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE ADVISOR, AND A PORTION
    IS USED TO COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES.
    FOR MORE INFORMATION, SEE Service, Distribution and Administrative Fees,
    PAGE 29.

(3) OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUNDS' INDEPENDENT
    TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

(4) HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR SHAREHOLDER SERVICES
    PROVIDED BY FINANCIAL INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE
    ADVISOR OUT OF THE UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS
    UNIFIED MANAGEMENT FEE FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE
    INVESTMENT ADVISORY SERVICES IS THE SAME FOR ALL CLASSES.

------
7

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                        1 YEAR         3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------
High-Yield
    A Class             $561           $795         $1,047       $1,767
------------------------------------------------------------------------------
    B Class             $591           $890         $1,114       $2,000
------------------------------------------------------------------------------
    C Class             $191           $590         $1,014       $2,192
------------------------------------------------------------------------------
    Advisor Class       $116           $361           $625       $1,379
------------------------------------------------------------------------------
Diversified Bond
    A Class             $537           $720           $920       $1,493
------------------------------------------------------------------------------
    B Class             $566           $814           $986       $1,731
------------------------------------------------------------------------------
    C Class             $166           $514           $886       $1,929
------------------------------------------------------------------------------
    Advisor Class        $91           $283           $492       $1,092
------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares.

                        1 YEAR         3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------
High-Yield
    A Class             $561           $795         $1,047       $1,767
------------------------------------------------------------------------------
    B Class             $191           $590         $1,014       $2,000
------------------------------------------------------------------------------
    C Class             $191           $590         $1,014       $2,192
------------------------------------------------------------------------------
    Advisor Class       $116           $361           $625       $1,379
------------------------------------------------------------------------------
Diversified Bond
    A Class             $537           $720           $920       $1,493
------------------------------------------------------------------------------
    B Class             $166           $514           $886       $1,731
------------------------------------------------------------------------------
    C Class             $166           $514           $886       $1,929
------------------------------------------------------------------------------
    Advisor Class        $91           $283           $492       $1,092
------------------------------------------------------------------------------

------
8

OBJECTIVES, STRATEGIES AND RISKS

HIGH-YIELD FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

High-Yield seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests in HIGH-YIELD corporate and other debt securities with an emphasis on securities that are rated below investment grade.

               [GRAPHIC OF TRIANGLE]

               A HIGH-YIELD SECURITY IS ONE THAT HAS BEEN RATED BELOW THE FOUR
               HIGHEST CATEGORIES USED BY A NATIONALLY RECOGNIZED STATISTICAL
               RATING ORGANIZATION, OR DETERMINED BY THE INVESTMENT ADVISOR TO
               BE OF SIMILAR QUALITY. DETAILS OF THE FUND'S CREDIT QUALITY
               STANDARDS ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL
               INFORMATION.

Under normal market conditions, the fund managers will maintain at least 80% of the fund's total assets in high-yield corporate bonds and other debt instruments
(including income-producing convertible and preferred securities). The remaining assets may be invested in common stocks or other equity-related securities. The fund buys securities that are below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or questionable credit.

Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to
20% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments and U.S. government securities.
To the extent the fund assumes a defensive position, it will not be pursuing its investment objective.

The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term debt securities.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

------
9

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes
(such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's interest rate risk is generally higher than for funds with shorter weighted average maturities, such as money market and short-term bond funds. See the discussion on page 13 for more information about the effects of changing interest rates on the fund's portfolio.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

High-Yield can invest up to 40% of its assets in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S.
issuers.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
In general, funds that have higher potential income have higher potential loss.

------
10

DIVERSIFIED BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Diversified Bond seeks a high level of income by investing in non-money market debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Diversified Bond invests at least 80% of its assets in high- and medium-grade, non-money market debt securities. These securities, which may be payable in U.S.
or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Shorter-term debt securities round out the portfolio.

The fund invests most of its assets in INVESTMENT-GRADE securities, those that have been rated in one of the top four credit quality categories by an independent rating agency. However, up to 15% of the fund's assets may be invested in securities rated in the fifth-highest category by an independent rating agency, or determined to be of comparable quality by the advisor.
Corporations usually issue these securities to finance existing operations or expand their businesses.

               [GRAPHIC OF TRIANGLE]

               AN INVESTMENT-GRADE SECURITY IS ONE THAT HAS BEEN RATED BY AN
               INDEPENDENT RATING AGENCY IN ITS TOP FOUR CREDIT QUALITY
               CATEGORIES OR DETERMINED BY THE ADVISOR TO BE OF COMPARABLE
               CREDIT QUALITY. DETAILS OF THE FUND'S CREDIT QUALITY STANDARDS
               ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL INFORMATION.

The fund may invest in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Not all of these U.S. government securities are backed by the full faith and credit of the U.S. government as to payment of interest and repayment of principal. Some are backed by the right of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the agency or instrumentality. The fund may invest in securities, including mortgage-backed securities, issued or guaranteed by U.S. government agencies or instrumentalities, including the Government National Mortgage Association
("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the
Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal Home Loan
Bank ("FHLB"), and the Tennessee Valley Authority ("TVA"). These securities may include participation interests in pools of mortgage loans originated by the
U.S. government or private lenders and guaranteed by U.S. government agencies or instrumentalities such as Ginnie Mae, Fannie Mae, Freddie Mac. Guarantees by
Ginnie Mae are backed by the full faith and credit of the U.S. government.
Guarantees by other agencies or instrumentalities of the U.S. government, such as Fannie Mae, Freddie Mac, FHLB and TVA are not backed by the full faith and credit of the U.S. government, although Fannie Mae, Freddie Mac, FHLB and TVA are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

The weighted average maturity of the fund's portfolio must be three and one-half years or longer. During periods of rising interest rates, the fund managers may adopt a shorter portfolio maturity in order to reduce the effect of bond price declines on the fund's value. When interest rates are falling and bond prices are rising, they may adopt a longer portfolio maturity.

For more information about the fund's credit quality standards and about credit risk, please see BASICS OF FIXED-INCOME INVESTING beginning on page 13.

------
11

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, Diversified Bond's share value will be affected.
Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is generally higher for Diversified Bond than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

Although most of the securities purchased by the fund are quality debt securities at the time of purchase, the fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., BBB) and up to
15% of its assets in securities rated in the fifth category (e.g., BB). As a result, the fund has some credit risk. Although their securities are considered investment grade, issuers of BBB-rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Issuers of BB-rated securities (and securities of similar quality) are considered even more vulnerable to adverse business, financial or economic conditions that could lead to difficulties in making timely payments of principal and interest.

The fund may invest in debt securities backed by mortgages or assets such as credit card receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates.
If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

Diversified Bond may invest in the securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

The fund's share value will fluctuate. As a result, it is possible to lose money by investing in the fund. In general, funds that have higher potential income have higher potential loss.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective.

------
12

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

* determining which debt securities help a fund meet its maturity requirements

* identifying debt securities that satisfy a fund's credit quality standards

* evaluating current economic conditions and assessing the risk of inflation

* evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                        AMOUNT OF         PERCENT OF    REMAINING     WEIGHTED
                        SECURITY OWNED    PORTFOLIO     MATURITY      MATURITY
--------------------------------------------------------------------------------
Debt Security A         $100,000          25%            4 years        1 year
--------------------------------------------------------------------------------
Debt Security B         $300,000          75%           12 years       9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                             10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

------
13

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                     -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                     -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                     -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment. Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. To learn more about these techniques, you should review the Statement of Additional Information before making an investment.

------
14

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about the funds' operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the funds. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as each of the funds (the "Category Fee") and (ii) the assets of all funds in the American Century family of funds (the "Complex Fee"). The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of each fund's management fee. Out of each fund's fee, the advisor pays all expenses of managing and operating each fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY
THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE
NET ASSETS FOR THE MOST RECENT
FISCAL YEAR ENDED MARCH 31, 2004    A CLASS   B CLASS   C CLASS   ADVISOR CLASS
--------------------------------------------------------------------------------
High-Yield                           0.88%     0.88%     0.88%     0.63%
--------------------------------------------------------------------------------
Diversified Bond                     0.63%     0.63%     0.63%     0.38%
--------------------------------------------------------------------------------

------
15

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the funds as they see fit, guided by the funds' investment objectives and strategy.

The funds are managed by the Taxable Bond team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer -- Fixed Income and Senior Vice President,
supervises the American Century Taxable Bond team. He has been a member of the team since July 2001. He joined American Century in May 1991 as a Municipal
Portfolio Manager. He has a bachelor's degree in economics from Boston
University and an MBA in finance from the University of Delaware.

ROBERT V. GAHAGAN

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team since October 1986. He joined American Century in 1983 as a
Fixed-Income Analyst and was promoted to Portfolio Manager in August 1991. He has a bachelor's degree in economics and an MBA from the University of
Missouri - Kansas City.

JEREMY FLETCHER

Mr. Fletcher, Vice President and Portfolio Manager, has been a member of the team since August 1997. He joined American Century in October 1991 as an
Investor Relations Representative. He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a CFA charterholder.

ALEJANDRO H. AGUILAR

Mr. Aguilar, Vice President and Senior Portfolio Manager, has been a member of the team since joining American Century in October 2003. Prior to joining
American Century, he was an Investment Officer with CalPERS from July 2002 to
September 2003 and Director of Portfolio Management at TIAA-CREF from May 1997 to April 2002. He has a bachelor's degree in economics from the University of
California - Berkeley and an MBA from the University of Michigan. He is a CFA charterholder.

CASEY COLTON

Mr. Colton, Vice President and Senior Portfolio Manager, has been a member of the team since January 1994. Mr. Colton joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a CFA charterholder and a Certified Public Accountant.

MICHAEL DIFLEY

Mr. Difley, Vice President and Portfolio Manager, has been a member of the team since September 1997. He joined American Century as a Senior Corporate Credit
Analyst in July 1996 and was promoted to Portfolio Manager in November 2001. He has a B.S. in business administration (finance concentration) from California
Polytechnic State University - San Luis Obispo. He is a Certified Public
Accountant and a CFA charterholder.

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team since June 1995. He joined American Century as an Investment Analyst in
November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a CFA charterholder.

------
16

BRIAN HOWELL

Mr. Howell, Vice President and Portfolio Manager, has been a member of the team since May 1998. He joined American Century in 1988. He has a bachelor's degree in mathematics/statistics and an MBA from the University of California -
Berkeley.

JAMES E. PLATZ

Mr. Platz, Vice President and Senior Portfolio Manager, has been a member of the team since joining American Century in October 2003. Prior to joining American
Century, he was a Vice President and Senior Portfolio Manager at Standish Mellon
Asset Management from July 1995 to September 2003. He has bachelor's degrees in economics and history from the University of California - Berkeley and an MBA in finance from the University of Southern California. He is a CFA charterholder.

JOHN F. WALSH

Mr. Walsh, Vice President and Portfolio Manager, has been a member of the team since February 1996. He joined American Century in February 1996 as an
Investment Analyst and was promoted to Portfolio Manager in September 1997. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

------
17

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

The funds offer the A, B, C and Advisor Classes through this prospectus.
Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                  B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                  No initial sales charge
--------------------------------------------------------------------------------
Generally no CDSC(2)                     Contingent deferred sales charge on
                                         redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                       12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                    Convert to A Class shares eight years
after purchase
--------------------------------------------------------------------------------
Generally more appropriate               Aggregate purchases limited to amounts
for long-term investors                  less than $100,000
--------------------------------------------------------------------------------
C CLASS                                  ADVISOR CLASS
--------------------------------------------------------------------------------
No initial sales charge                  No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on      No contingent deferred sales charge
redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                       12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                    No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases limited to amounts   Generally offered through qualified
less than $1,000,000; generally more     retirement plans and other
appropriate for short-term investors     fee-based arrangements
--------------------------------------------------------------------------------

(1) THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
    INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO CHARGE FOR
    PURCHASES OF $1,000,000 OR MORE.

(2) A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN PURCHASES OF $1,000,000 OR MORE
    THAT ARE REDEEMED WITHIN ONE YEAR OF PURCHASE.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum initial investments amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.
Aggregate purchases are limited to amounts less than $100,000 for B Class shares and amounts less than $1,000,000 for C Class shares.

------
18

CALCULATION OF SALES CHARGES

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

                                                             AMOUNT PAID
                           SALES CHARGE     SALES CHARGE     TO FINANCIAL
                           AS A % OF        AS A % OF NET    ADVISOR AS A %
PURCHASE AMOUNT            OFFERING PRICE   AMOUNT INVESTED  OF OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000          4.50%            4.71%            4.00%
--------------------------------------------------------------------------------
$50,000 - $99,999          4.50%            4.71%            4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999        3.50%            3.63%            3.00%
--------------------------------------------------------------------------------
$250,000 - $499,999        2.50%            2.56%            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999        2.00%            2.04%            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999    0.00%            0.00%            1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999    0.00%            0.00%            0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more        0.00%            0.00%            0.25%(1)
--------------------------------------------------------------------------------

(1) FOR PURCHASES OVER $1,000,000 BY QUALIFIED RETIREMENT PLANS, NO UPFRONT
    AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide such information to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

CONCURRENT PURCHASES. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

------
19

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested dividends do not apply toward these combined purchases. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives an other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  present or former officers, directors and employees (and their families) of
   American Century

*  qualified retirement plan purchases

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

*  certain other investors as deemed appropriate by American Century

B Class

B Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within six years of purchase you will pay a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTIONS DURING    CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year              5.00%
--------------------------------------------------------------------------------
2nd year              4.00%
--------------------------------------------------------------------------------
3rd year              3.00%
--------------------------------------------------------------------------------
4th year              3.00%
--------------------------------------------------------------------------------
5th year              2.00%
--------------------------------------------------------------------------------
6th year              1.00%
--------------------------------------------------------------------------------
After 6th year        None
--------------------------------------------------------------------------------

B Class shares will automatically convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C Class

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

------
20

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

* redemptions through systematic withdrawal plans not exceeding annually

   *  12% of the lesser of the original purchase cost or current market value for A Class shares

   *  12% of the original purchase cost for B Class shares

   *  12% of the lesser of the original purchase cost or current market value for C Class shares

* distributions from IRAs due to attainment of age 59-1/2 for A Class and C
  Class shares

* required minimum distributions from retirement accounts upon reaching age
  70-1/2

* tax-free returns of excess contributions to IRAs

* redemptions due to death or post-purchase disability

* exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

* IRA rollovers from any American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

* if no broker was compensated for the sale

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of a fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

The funds have authorized certain FINANCIAL INTERMEDIARIES to accept orders on the funds' behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

               [GRAPHIC OF TRIANGLE]

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
               COMPANIES AND INVESTMENT ADVISORS.

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21

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may exchange shares of a fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

------
22

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above. Your redemption proceeds will be calculated using the NET ASSET
VALUE (NAV) next determined after we receive your transaction request in good order.

               [GRAPHIC OF TRIANGLE]

               A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
               SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

------
23

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

* Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

* Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

* You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
24

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

* an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

* a debt security has been declared in default

* trading in a security has been halted during the trading day

* the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [GRAPHIC OF TRIANGLE]

               GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE
               FORM REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,
               PROVIDING THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE
               TRANSACTION AND ALL REQUIRED SIGNATURES.

------
25

DISTRIBUTIONS

Federal tax laws require a fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that a fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund pays distributions from net income monthly. Each fund generally pays distributions from realized capital gains, if any, once a year usually in December. Each fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               [GRAPHIC OF TRIANGLE]

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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26

TAXES

The tax consequences of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by a fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

               [GRAPHIC OF TRIANGLE]

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM
               THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
               PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING
               PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS       ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                     15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
27

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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28

MULTIPLE CLASS INFORMATION

American Century offers six classes of shares of Diversified Bond and High-Yield through financial intermediaries: A Class, B Class, C Class, Advisor Class,
Investor Class and Institutional Class. The shares offered by this Prospectus are A, B, C and Advisor Class shares, which are offered primarily through employer-sponsored retirement plans or through institutions like investment advisors, banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described herein, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the funds to pay annual fees of 0.25% for A Class, 1.00% for B and C
Class, and 0.50% for Advisor Class to the distributor. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. Under the
Advisor Class Plan, the funds' Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C
Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the Statement of Additional Information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
29

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to investors

* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

* NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

* PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights for High-Yield for the fiscal year ended March 31,
2004, the five-month fiscal period ended March 31, 2003, and the fiscal year ended October 31, 2002, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The fiscal year end for
High-Yield was changed from October 31 to March 31. The Independent Auditors'
Report and the financial statements are included in the fund's Annual Report, which is available upon request. Prior years' information was audited by other independent auditors.

The Financial Highlights for Diversified Bond for the fiscal years ended March
31, 2004, March 31, 2003 and March 31, 2002 have been audited by
PricewaterhouseCoopers LLP, independent registered public accounting firm. The
Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request. Prior years' information was audited by other independent auditors.

------
30

HIGH-YIELD FUND

A Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                      2004        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $6.13         $5.98
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income                               0.49          0.07
-------------------------------------------
  Net Realized and Unrealized Gain                    0.42          0.15
-----------------------------------------------------------------------------
  Total From Investment Operations                    0.91          0.22
-----------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                         (0.49)        (0.07)
-----------------------------------------------------------------------------
Net Asset Value, End of Period                       $6.55         $6.13
=============================================================================
  TOTAL RETURN(2)                                    15.24%         3.74%
-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                                   1.14%        1.13%(3)
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                7.57%        8.01%(3)
-------------------------------------------
Portfolio Turnover Rate                               80%           9%(4)
-------------------------------------------
Net Assets, End of Period (in thousands)            $12,449         $763
-----------------------------------------------------------------------------

(1) JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(3) ANNUALIZED.

(4) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2003.

------
31

HIGH-YIELD FUND

B Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                          2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $6.13        $5.98
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------
  Net Investment Income                                    0.44         0.07
------------------------------------------------
  Net Realized and Unrealized Gain                         0.42         0.15
--------------------------------------------------------------------------------
  Total From Investment Operations                         0.86         0.22
--------------------------------------------------------------------------------
Distributions
------------------------------------------------
  From Net Investment Income                              (0.44)       (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $6.55        $6.13
================================================================================
  TOTAL RETURN(2)                                         14.38%        3.64%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                                         1.89%       1.86%(3)
------------------------------------------------
Ratio of Operating Expenses to Average
Net Assets (Before Expense Waiver)                         1.89%     1.88%(3)(4)
------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                      6.82%       7.27%(3)
------------------------------------------------
Ratio of Net Investment Income to
Average Net Assets (Before Expense Waiver)                 6.82%     7.25%(3)(4)
------------------------------------------------
Portfolio Turnover Rate                                     80%          9%(5)
------------------------------------------------
Net Assets, End of Period (in thousands)                   $855           $57
--------------------------------------------------------------------------------

(1) JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(3) ANNUALIZED.

(4) DURING THE PERIOD ENDED MARCH 31, 2003, THE DISTRIBUTOR VOLUNTARILY WAIVED
    A PORTION OF THE DISTRIBUTION AND SERVICE FEES.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2003.

------
32

HIGH-YIELD FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                           2004          2003(1)       2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $6.13          $5.76         $6.32
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income                    0.45           0.16          0.41
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   0.42           0.37         (0.56)
--------------------------------------------------------------------------------
  Total From Investment Operations         0.87           0.53         (0.15)
--------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income              (0.45)         (0.16)        (0.41)
--------------------------------------------------------------------------------
Net Asset Value, End of Period            $6.55          $6.13         $5.76
================================================================================
  TOTAL RETURN(3)                         14.60%          9.28%        (2.49)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.72%         1.63%(4)      1.65%(4)
--------------------------------------
Ratio of Net Investment
Income to Average Net Assets               6.99%         6.48%(4)      7.78%(4)
--------------------------------------
Portfolio Turnover Rate                     80%             9%          80%(5)
--------------------------------------
Net Assets, End of Period
(in thousands)                            $3,590           $283          $31
--------------------------------------------------------------------------------

(1) NOVEMBER 1, 2002 THROUGH MARCH 31, 2003. THE FUND'S FISCAL YEAR WAS CHANGED
    FROM OCTOBER 31 TO MARCH 31, RESULTING IN A FIVE-MONTH ANNUAL REPORTING
    PERIOD.

(2) DECEMBER 10, 2001 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2002.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED OCTOBER 31, 2002.

------
33

HIGH-YIELD FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                           2004          2003(1)       2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $6.13           $5.76         $6.22
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income                    0.49            0.18          0.30
----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   0.42            0.37         (0.46)
--------------------------------------------------------------------------------
  Total From Investment Operations         0.91            0.55         (0.16)
--------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income              (0.49)          (0.18)        (0.30)
--------------------------------------------------------------------------------
Net Asset Value, End of Period            $6.55           $6.13         $5.76
================================================================================
  TOTAL RETURN(3)                         15.35%           9.63%        (2.72)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.12%         0.84%(4)      1.15%(4)
----------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)(5)                 1.14%         1.13%(4)      1.15%(4)
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets               7.59%         7.27%(4)      7.63%(4)
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets
(Before Expense Waiver)(5)                 7.57%         6.98%(4)      7.63%(4)
----------------------------------------
Portfolio Turnover Rate                     80%             9%          80%(6)
----------------------------------------
Net Assets, End of Period
(in thousands)                             $242             $1            $4
--------------------------------------------------------------------------------

(1) NOVEMBER 1, 2002 THROUGH MARCH 31, 2003. THE FUND'S FISCAL YEAR WAS CHANGED
    FROM OCTOBER 31 TO MARCH 31, RESULTING IN A FIVE-MONTH ANNUAL REPORTING
    PERIOD.

(2) MARCH 8, 2002 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2002.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
    ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND
    ANOTHER.

(4) ANNUALIZED.

(5) DURING THE PERIODS ENDED SEPTEMBER 30, 2003, MARCH 31, 2003, AND THE YEAR
    ENDED MARCH 31, 2004 THE DISTRIBUTOR VOLUNTARILY WAIVED A PORTION OF THE
    DISTRIBUTION AND SERVICE FEES.

(6) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED OCTOBER 31, 2002.

------
34

DIVERSIFIED BOND FUND

A Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                       2004          2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $10.47          $10.40
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                0.33(2)         0.06
------------------------------------------------------
  Net Realized and Unrealized Gain                     0.14            0.07
--------------------------------------------------------------------------------
  Total From Investment Operations                     0.47            0.13
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------
  From Net Investment Income                          (0.34)          (0.06)
------------------------------------------------------
  From Net Realized Gains                             (0.11)             --
--------------------------------------------------------------------------------
  Total Distributions                                 (0.45)          (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                       $10.49          $10.47
================================================================================
  TOTAL RETURN(3)                                      4.65%           1.27%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                  0.89%        0.88%(4)
-----------------------------------------------------
Ratio of Net Investment
Income to Average Net Assets                           3.13%        3.69%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                 324%         151%(5)
-----------------------------------------------------
Net Assets, End of Period
(in thousands)                                        $3,625          $294
--------------------------------------------------------------------------------

(1) JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2003.

------
35

DIVERSIFIED BOND FUND

B Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                     2004             2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $10.47            $10.40
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Income                              0.26(2)           0.05
---------------------------------------------
  Net Realized and Unrealized Gain                   0.14              0.07
--------------------------------------------------------------------------------
  Total From Investment Operations                   0.40              0.12
--------------------------------------------------------------------------------
Distributions
---------------------------------------------
  From Net Investment Income                        (0.27)            (0.05)
---------------------------------------------
  From Net Realized Gains                           (0.11)              --
--------------------------------------------------------------------------------
  Total Distributions                               (0.38)            (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $10.49            $10.47
================================================================================
  TOTAL RETURN(3)                                    3.87%             1.20%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                1.64%           1.61%(4)
---------------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                              1.64%            1.63%(4)(5)
---------------------------------------------
Ratio of Net Investment
Income to Average Net Assets                         2.38%            2.98%(4)
---------------------------------------------
Ratio of Net Investment
Income to Average Net Assets
(Before Expense Waiver)                              2.38%           2.96%(4)(5)
---------------------------------------------
Portfolio Turnover Rate                               324%            151%(6)
---------------------------------------------
Net Assets, End of Period
(in thousands)                                        $615              $84
--------------------------------------------------------------------------------

(1) JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) DURING THE PERIOD ENDED MARCH 31, 2003, THE DISTRIBUTOR VOLUNTARILY WAIVED
    A PORTION OF THE DISTRIBUTION AND SERVICE FEES.

(6) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2003.

------
36

DIVERSIFIED BOND FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                          2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $10.47        $10.40
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                   0.28(2)       0.05
-----------------------------------------------------
  Net Realized and Unrealized Gain                        0.14          0.07
--------------------------------------------------------------------------------
  Total From Investment Operations                        0.42          0.12
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                             (0.29)        (0.05)
-----------------------------------------------------
  From Net Realized Gains                                (0.11)          --
--------------------------------------------------------------------------------
  Total Distributions                                    (0.40)        (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $10.49       $10.47
================================================================================
  TOTAL RETURN(3)                                         4.07%         1.20%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         1.47%        1.38%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      2.55%        3.23%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                    324%         151%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                 $1,347          $342
--------------------------------------------------------------------------------

(1) JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2003.

------
37

DIVERSIFIED BOND FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                               2004         2003       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $10.47        $9.98      $10.25
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income                        0.33(2)      0.46        0.16
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                       0.14         0.49       (0.27)
--------------------------------------------------------------------------------
  Total From Investment Operations             0.47         0.95       (0.11)
--------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income                  (0.34)       (0.46)      (0.16)
--------------------------------------
  From Net Realized Gains                     (0.11)         --          --
--------------------------------------------------------------------------------
  Total Distributions                         (0.45)       (0.46)      (0.16)
--------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.49       $10.47       $9.98
================================================================================
  TOTAL RETURN(3)                              4.66%        9.66%      (1.07)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          0.89%        0.89%      0.88%(4)
--------------------------------------
Ratio of Net Investment
Income to Average Net Assets                   3.13%       4.42%       4.94%(4)
--------------------------------------
Portfolio Turnover Rate                         324%        151%       136%(5)
--------------------------------------
Net Assets, End of Period
(in thousands)                                $7,107      $11,567      $10,291
--------------------------------------------------------------------------------

(1) DECEMBER 3, 2001 (ACQUISITION DATE) THROUGH MARCH 31,
2002.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE
PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
    ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2002.

------
38

NOTES

------
39

NOTES

------
40

NOTES

------

41

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.  Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE            FUND CODE       TICKER            NEWSPAPER LISTING
--------------------------------------------------------------------------------
High-Yield
     A Class              111             ACYAX             HighYld
--------------------------------------------------------------------------------
     B Class              301             ACYBX             HighYld
--------------------------------------------------------------------------------
     C Class              401             AHDCX             HighYld
--------------------------------------------------------------------------------
     Advisor Class        801             AHYVX             HighYld
--------------------------------------------------------------------------------
Diversified Bond
     A Class              119             CDBAX             DivBnd
--------------------------------------------------------------------------------
     B Class              319             CDBBX             DivBnd
--------------------------------------------------------------------------------
     C Class              449             CDBCX             DivBnd
--------------------------------------------------------------------------------
     Advisor Class        749             ADFAX             DivBnd
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878
americancentury.com

0408
SH-PRS-38440

Your
American Century Investments
prospectus

INVESTOR CLASS

Premium Money Market Fund

AUGUST 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

At American Century Investments, we're committed to helping investors make the most of their financial opportunities. That's why we focus on achieving superior results and building long-term relationships with investors like you.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to make informed and confident decisions about your investments.

We understand you may have questions about investing after you read through the prospectus. Our Web site, americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Our representatives can be reached by calling 1-800-345-2021. Thank you for considering American Century.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Premium Money Market seeks to earn the highest level of current income while preserving the value of your investment.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high-quality, very short-term DEBT
SECURITIES issued by corporations, banks and governments.

        [graphic of triangle]

        DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
        COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities.
Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Investments in debt securities also involve interest rate risk. However, the fund's investments in very short-term debt securities are designed to minimize this risk.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking some current income

*  more concerned with preservation of capital than long-term investment performance

*  seeking diversification by investing in a fixed-income mutual fund

*  comfortable with the fund's other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for long-term growth
*  looking for the added security of FDIC insurance

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

PREMIUM MONEY MARKET FUND - INVESTOR CLASS(1)(2)

[DATA FROM BAR CHART}

2003           0.80%
2002           1.51%
2001           4.01%
2000           6.20%
1999           4.93%
1998           5.29%
1997           5.31%
1996           5.16%
1995           5.70%
1994           3.97%

(1)  AS OF JUNE 30, 2004 THE END OF THE MOST RECENT CALENDAR QUARTER,
     PREMIUM MONEY MARKET'S YEAR-TO-DATE RETURN WAS 0.35%.

(2)  PREMIUM MONEY MARKET ACQUIRED ALL OF THE NET ASSETS OF THE AMERICAN
     CENTURY PREMIUM CAPITAL RESERVE FUND AND THE AMERICAN CENTURY PREMIUM
     GOVERNMENT RESERVE FUND ON DECEMBER 3, 2001, PURSUANT TO A PLAN OF
     REORGANIZATION APPROVED BY THE ACQUIRED FUNDS' SHAREHOLDERS ON NOVEMBER
     16, 2001. PERFORMANCE INFORMATION PRIOR TO DECEMBER 3, 2001 IS THAT OF THE
     AMERICAN CENTURY PREMIUM CAPITAL RESERVE FUND.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                   HIGHEST                       LOWEST
--------------------------------------------------------------------------------
Premium Money Market               1.59% (3Q 2000)               0.17% (3Q 2003)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003   1 YEAR   5 YEARS   10 YEARS   LIFE OF FUND(1)
---------------------------------------------------------------------------------------------
Premium Money Market(2)                         0.80%    3.47%     4.27%      4.17%
---------------------------------------------------------------------------------------------
90-Day Treasury Bill Index                      1.03%    3.34%     4.18%      4.10%
---------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE FUND IS APRIL 1, 1993.

(2)  PREMIUM MONEY MARKET ACQUIRED ALL OF THE NET ASSETS OF THE AMERICAN
     CENTURY PREMIUM CAPITAL RESERVE FUND AND THE AMERICAN CENTURY PREMIUM
     GOVERNMENT RESERVE FUND ON DECEMBER 3, 2001, PURSUANT TO A PLAN OF
     REORGANIZATION APPROVED BY THE ACQUIRED FUNDS' SHAREHOLDERS ON NOVEMBER
     16, 2001. PERFORMANCE INFORMATION PRIOR TO DECEMBER 3, 2001 IS THAT OF THE
     AMERICAN CENTURY PREMIUM CAPITAL RESERVE FUND.

Performance information is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at americancentury.com.

------
3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the Investor Class shares of other American Century funds
*  to redeem your shares (other than a $10 fee to redeem by wire)

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
  Maximum Account Maintenance Fee                                         $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       MANAGEMENT   DISTRIBUTION AND       OTHER        TOTAL ANNUAL FUND
                       FEE(1)       SERVICE (12B-1) FEES   EXPENSES(2)  OPERATING EXPENSES
------------------------------------------------------------------------------------------
Premium Money Market
  Investor Class       0.45%        None                   0.02%        0.47%
------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
     HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
     GENERALLY DECREASES AS ASSETS INCREASE AND INCREASES AS ASSETS DECREASE.

(2)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST AND PORTFOLIO
     INSURANCE.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
   *  redeem all of your shares at the end of the periods shown below
   *  earn a 5% return each year
   *  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Premium Money Market
  Investor Class              $48           $151           $263           $591
--------------------------------------------------------------------------------

------
4

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Premium Money Market seeks to earn the highest level of current income while preserving the value of your investment.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys HIGH-QUALITY, very short-term, debt securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S. dollars.

        [graphic of triangle]

        A HIGH-QUALITY DEBT SECURITY IS ONE THAT HAS BEEN RATED BY AN
        INDEPENDENT RATING AGENCY IN ITS TOP TWO CREDIT QUALITY CATEGORIES OR
        DETERMINED BY THE ADVISOR TO BE OF COMPARABLE CREDIT QUALITY. THE
        DETAILS OF THE FUND'S CREDIT QUALITY STANDARDS ARE DESCRIBED IN THE
        STATEMENT OF ADDITIONAL INFORMATION.

Under normal market conditions, 25% or more of the fund's total assets are invested in obligations of issuers in the financial services industry. The debt securities in which the fund invests may include taxable MUNICIPAL SECURITIES and VARIABLE-RATE SECURITIES.

        [graphic of triangle]

        A MUNICIPAL SECURITY IS A DEBT OBLIGATION ISSUED BY OR ON BEHALF OF A
        STATE, ITS POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES, THE
        DISTRICT OF COLUMBIA OR A U.S. TERRITORY OR POSSESSION.

        [graphic of triangle]

        A VARIABLE-RATE SECURITY IS A DEBT OBLIGATION THAT PROVIDES FOR
        SPECIFIED PERIODIC INTEREST RATE ADJUSTMENTS BASED ON CHANGES IN SOME
        BENCHMARK, SUCH AS THE PRIME RATE OR THE 90-DAY U.S. TREASURY BILL RATE.

The fund invests in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Not all of these U.S. government securities are backed by the full faith and credit of the U.S. government as to payment of interest and repayment of principal. Some are backed by the right of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the agency or instrumentality. The fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities, including the
Government National Mortgage Association ("Ginnie Mae"), the Federal National
Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation
("Freddie Mac"), the Federal Home Loan Bank ("FHLB"), and the Tennessee Valley
Authority ("TVA"). Guarantees by Ginnie Mae are backed by the full faith and credit of the U.S. government. Guarantees by other agencies or instrumentalities of the U.S. government, such as Fannie Mae, Freddie Mac, FHLB and TVA are not backed by the full faith and credit of the U.S. government, although Fannie Mae,
Freddie Mac, FHLB and TVA are authorized to borrow from the U.S. Treasury to meet their obligations.

For more information about the fund's credit quality standards and about credit risk, please see BASICS OF FIXED-INCOME INVESTING beginning on page 6.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because the securities the fund invests in are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on the fund will likely be lower than funds that invest in longer-term or lower-quality securities.

------
5

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF       PERCENT OF   REMAINING   WEIGHTED
                           SECURITY OWNED  PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A            $100,000        25%          4 years     1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000        75%          12 years    9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

------
6

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
-------------------------------------------------------------------------------
1 year               $100.00         $99.06                     -0.94%
-------------------------------------------------------------------------------
3 years              $100.00         $97.38                     -2.62%
-------------------------------------------------------------------------------
10 years             $100.00         $93.20                     -6.80%
-------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
-------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment. Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Securities rated in one of the highest two categories by a nationally recognized securities rating organization are considered "high quality." Although they are considered high quality, an investment in these securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the Statement of Additional
Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objective. Each technique has its own characteristics, and may pose some level of risk to the fund. To learn more about these techniques, you should review the Statement of Additional Information before making an investment.

------
7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund, the advisor received a unified management fee of 0.45% of the daily net assets of the fund. The percentage rate used to calculate the management fee for the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of the fund's fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund is managed by the Money Market team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Money Market team. He has been a member of the team since July 2001. He joined American Century in May 1991 as a Municipal
Portfolio Manager. He has a bachelor's degree in economics from Boston
University and an MBA in finance from the University of Delaware.

------
8

STEVEN M. PERMUT

Mr. Permut, Senior Vice President, Director of Municipal Investments and Senior
Portfolio Manager, has been a member of the team since January 1988. He joined
American Century in June 1987. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from
Golden Gate University - San Francisco.

DENISE TABACCO

Ms. Tabacco, Vice President and Senior Portfolio Manager, has been a member of the team since January 1996. She joined American Century in 1988, becoming a member of its investment management department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from
Golden Gate University - San Francisco.

ALAN KRUSS

Mr. Kruss, Portfolio Manager, has been a member of the team since November 2001.
He joined American Century in 1997 as an Investment Administrator. He has a
bachelor's degree in finance from San Francisco State University.

TODD PARDULA

Mr. Pardula, Vice President and Portfolio Manager, has been a member of the team since May 1994. He joined American Century in February 1990 as an Investor
Services Representative. He also was an Associate Municipal Credit Analyst for two years. He has a bachelor's degree in finance from Santa Clara University. He is a CFA charterholder.

LYNN PASCHEN

Ms. Paschen, Portfolio Manager, joined the team in October 2000 as a
Fixed-Income Trader and was promoted to Portfolio Manager in February 2003. She joined American Century in 1998 as a Senior Fund Accountant. She has a
bachelor's degree in finance from the University of Iowa and a master's degree from Golden Gate University - San Francisco.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

------
9

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
10

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE - OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
11

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                        4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 5 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road                    10350 Park Meadows Drive
Mountain View, California               Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday       8:30 a.m. to 5 p.m., Monday - Friday

------
12

MINIMUM INITIAL INVESTMENT AMOUNT

To open an account, the minimum initial investment amount is $100,000. To establish a traditional or Roth IRA, you must exchange from another American
Century IRA, transfer from another custodian or roll over a minimum of $100,000.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

        [graphic of triangle]

        PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
        ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
        (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS),
        AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY BUSINESS,
        BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE
        ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE
        SUBJECT TO OTHER FEES.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

------
13

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

------
14

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when the advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

------
15

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
16

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

The portfolio securities of Premium Money Market are valued at amortized cost.
This means that the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The board has adopted procedures to ensure that this type of pricing is fair to the fund's investors.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

        [graphic of triangle]

        GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
        REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
        THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND ALL
        REQUIRED SIGNATURES.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its investors in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund declares distributions from net income daily. These distributions are paid on the last business day of each month. The fund declares and pays distributions of net realized capital gains, if any, in the same manner as income distributions.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND

*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
17

TAXES

The tax consequences of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by a fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
18

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - net investment income of the fund as a percentage of average net assets

The Financial Highlights for the fiscal years ended March 31, 2004, 2003 and
2002, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request. Prior years' information was audited by other independent auditors.

------
19

PREMIUM MONEY MARKET FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

--------------------------------------------------------------------------------------------------
                                           2004       2003        2002        2001        2000
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $1.00      $1.00       $1.00       $1.00       $1.00
--------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income                    0.01       0.01        0.03        0.06        0.05
--------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income              (0.01)     (0.01)      (0.03)      (0.06)      (0.05)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $1.00      $1.00       $1.00       $1.00       $1.00
==================================================================================================
   TOTAL RETURN(1)                          0.74%      1.32%       3.03%       6.18%       5.18%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      0.47%      0.47%       0.46%       0.45%       0.45%
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets               0.73%      1.32%       2.91%       5.99%       5.09%
----------------------------------------
Net Assets, End of Period
(in thousands)                           $479,341   $560,991    $575,389    $526,794    $378,719
--------------------------------------------------------------------------------------------------

(1)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY.

------
20

NOTES

------
21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE               FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
Premium Money Market
  Investor Class               147               TCRXX          AmCPrMM
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7822

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
americancentury.com

0408
SH-PRS-38436

American Century Investments
statement of
additional information

AUGUST 1, 2004

American Century Investment Trust

Premium Money Market Fund
Diversified Bond Fund
Prime Money Market Fund
High-Yield Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED AUGUST 1, 2004, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT ONE
OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
CENTURY'S  WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc.

[american century logo and text logo]

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

1

THE FUNDS' HISTORY

American Century Investment Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on June 16, 1993.
Until January 1997, it was known as Benham Investment Trust. Throughout the
Statement of Additional Information, we refer to American Century Investment
Trust as the Trust.

For accounting and performance purposes, the Premium Money Market fund is the post-reorganization successor to the Premium Capital Reserve and Premium
Government Reserve funds; the Diversified Bond fund is the post-reorganization successor to the Premium Bond, Intermediate-Term Bond and Bond funds and the
High-Yield fund is the post-reorganization successor to the old High-Yield fund.
All references to fees and expenses paid by the Premium Money Market fund and the Diversified Bond fund for the fiscal year ended March 31, 2002, include amounts paid by the Premium Capital Reserve fund, and the Premium Bond fund, respectively. All references to fees and expenses paid by the High-Yield fund for the fiscal year ended October 31, 2002, represent amounts paid by the old
High-Yield fund.

Each fund described in this Statement of Additional Information is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                        TICKER SYMBOL           INCEPTION DATE
--------------------------------------------------------------------------------
Premium Money Market Fund
   Investor Class                 TCRXX                   04/01/1993
--------------------------------------------------------------------------------
Diversified Bond Fund
   Investor Class                 ADFIX                   12/03/2001
--------------------------------------------------------------------------------
   Institutional Class            ACBPX                   04/01/1993
--------------------------------------------------------------------------------
   A Class                        CDBAX                   01/31/2003
--------------------------------------------------------------------------------
   B Class                        CDBBX                   01/31/2003
--------------------------------------------------------------------------------
   C Class                        CDBCX                   01/31/2003
--------------------------------------------------------------------------------
   Advisor Class                  ADFAX                   12/03/2001
--------------------------------------------------------------------------------
High-Yield Fund
   Investor Class                 ABHIX                   09/30/1997
--------------------------------------------------------------------------------
   Institutional Class            N/A                     08/02/2004
--------------------------------------------------------------------------------
   A Class                        ACYAX                   01/31/2003
--------------------------------------------------------------------------------
   B Class                        ACYBX                   01/31/2003
--------------------------------------------------------------------------------
   C Class                        AHDCX                   12/10/2001
--------------------------------------------------------------------------------
   Advisor Class                  AHYVX                   03/08/2002
--------------------------------------------------------------------------------
Prime Money Market Fund
   Investor Class                 BPRXX                   11/17/1993
--------------------------------------------------------------------------------
   A Class                        APMXX                   01/31/2003
--------------------------------------------------------------------------------
   B Class                        BPMXX                   01/31/2003
--------------------------------------------------------------------------------
   C Class                        ARCXX                   05/07/2002
--------------------------------------------------------------------------------
   Advisor Class                  ACAXX                   08/28/1998
--------------------------------------------------------------------------------

2

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on page 8. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussion contained in the
Prospectuses.

Diversified Bond and High-Yield are diversified as defined in the Investment
Company Act of 1940. Diversified means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than the U.S. government).

Premium Money Market and Prime Money Market operate pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the Investment Company Act), which permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, the funds must be diversified with regard to 100% of their assets other than securities issued or guaranteed by the U. S. government. For purposes of Rule 2a-7, diversified means that the funds must not invest more than 5% of their total assets in securities of a single issuer, or, with respect to 75% of assets, more than 10% of assets in securities guaranteed by a single guarantor, other than the U.S. government, although they may invest up to 25% of their total assets in securities of a single issuer that are rated in the highest credit quality category for a period of up to three business days after purchase. The funds also must not invest more than (a) the greater of 1% of their total assets or $1 million in securities issued by a single issuer that are rated in the second highest credit quality category; and (b) 5% of their total assets in securities rated in the second highest credit quality category.
The funds are considered diversified under the Investment Company Act provided that they comply with the definition of diversified under Rule 2a-7.

Rule 2a-7 also provides regulatory guidelines on quality and maturity for the money market funds' investments, which are designed to help maintain a stable
$1.00 share price. In particular, Premium Money Market and Prime Money Market:

(1) buy only U.S. dollar-denominated obligations with remaining maturities of
    397 days or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 397 days or less);

(2) maintain a dollar-weighted average portfolio maturity of 90 days or less;
    and

(3) restrict their investments to high-quality obligations determined by the advisor to present minimal credit risks, pursuant to guidelines established by the Board of Trustees.

To be considered high-quality, an obligation must be one of the following:

(1) a U.S. government obligation;

(2) rated within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations (or one if only one has rated the obligation);

(3) issued by an issuer rated within the two highest rating categories with respect to a class of short-term debt obligations; or

(4) an unrated obligation judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of comparable quality.

The fund managers of Prime Money Market and Premium Money Market intend to buy only obligations designated as first-tier securities as defined by the SEC; that is, securities with the highest rating or unrated securities of comparable quality.

3

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year:

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company); and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. Subject to the specific limitations applicable to a fund, the fund management teams may invest the assets of each fund in varying amounts in other instruments, such as those reflected in Table 1 beginning on page 7, when such a course is deemed appropriate in order to pursue a fund's investment objective.

Premium Money Market and Prime Money Market have obtained private insurance that partially protects them against default of principal or interest payments on the instruments they hold, and against bankruptcy by issuers and credit enhancers of these instruments. Although the funds will be charged premiums by an insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the funds may incur losses regardless of the insurance. The insurance does not guarantee or insure that the funds will be able to maintain a stable net asset value of $1.00 per share.

PRIME MONEY MARKET AND PREMIUM MONEY MARKET

The funds buy high-quality (first-tier), U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments, insurance companies and corporations. Some of the funds' possible investments are listed in the following table. The obligations referenced in the table and the risks associated with investing in them are described in INVESTMENT STRATEGIES AND
RISKS, which begins on page 8.

ISSUERS                                TYPES OF OBLIGATIONS
----------------------------------------------------------------------------------
Domestic and foreign financial         Negotiable certificates of deposit,
institutions (e.g., banks,             bankers' acceptances, bank notes,
broker-dealers, insurance              funding agreements, and commercial paper
companies, leasing and financing       (including floating-rate securities)
corporations)
----------------------------------------------------------------------------------
Domestic and foreign                   Commercial paper and short-term
nonfinancial corporations              corporate debt obligations (including
                                       fixed- and variable-rate notes and bonds
----------------------------------------------------------------------------------
U.S. government and its agencies       U.S. Treasury bills, notes, bonds and
and instrumentalities                  U.S. government agency obligations
                                       (including floating-rate agency securities)
----------------------------------------------------------------------------------
Foreign governments and their          Commercial paper and discount notes
agencies and instrumentalities         (including floating-rate agency securities)
----------------------------------------------------------------------------------

Under normal market conditions, 25% or more of the funds' total assets are invested in obligations of issuers in the financial services industry.

4

All portfolio holdings are limited to those that, at the time of purchase, have received a rating from two nationally recognized statistical ratings organizations, or if rated by only one agency, from that one, in one of their two highest short-term categories (including any subcategories or gradations indicating relative standing), or if they have no short-term rating are of comparable quality to such a rated security, as determined pursuant to procedures adopted by the fund's Board of Trustees.

DIVERSIFIED BOND

Diversified Bond seeks a high level of income by investing in non-money market debt securities. Under normal market conditions, at least 80% of Diversified
Bond's assets will be invested in high- and medium-grade non-money market debt securities. Shorter-term debt securities round out the portfolio.

There are no maturity restrictions on the individual securities in which
Diversified Bond may invest, but the weighted average maturity of the fund's portfolio must be 3.5 years or longer.

Subject to the aggregate portfolio maturity minimums, the fund managers will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates.

During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted.

To achieve its objective, Diversified Bond may invest in a diversified portfolio of high- and medium-grade debt securities payable in both U.S. and foreign currencies. The fund may invest in securities that at the time of purchase are rated by a nationally recognized statistical rating organization, such as
Moody's Investor Services (Moody's) and Standard & Poor's (S&P), as
follows:

EXAMPLES OF MINIMUM RATINGS
----------------------------------------------------------------------------
TYPE OF SECURITY         GENERAL CREDIT LIMIT       MOODY'S      S&P
----------------------------------------------------------------------------
Short-term notes         two highest categories     MIG-2        SP-2
----------------------------------------------------------------------------
Corporate, sovereign
and municipal bonds      five highest categories    Ba           BB
----------------------------------------------------------------------------
Other types              two highest categories     P-2          A-2
----------------------------------------------------------------------------

The fund also may invest in unrated securities if the fund managers determine that they are of equivalent credit quality. The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

Corporate, sovereign and municipal bonds that the fund may buy include securities rated in the fifth highest rating category, which are known as
"medium-grade securities." Medium-grade securities are somewhat speculative.
While adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal by issuers of fourth-category-rated securities (Moody's Baa, S&P's BBB), this sensitivity and exposure to adverse or changing economic conditions is heightened in fifth-category-rated (Moody's Ba, S&P's BB) securities. The fund may not invest more than 15% of its total assets in securities rated Ba or BB (or their equivalent).

5

Diversified Bond may invest in U.S. dollar-denominated securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.
Specifically, it may invest in (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States; and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the U.S.
government. These agencies and instrumentalities may include, but are not limited to, the Government National Mortgage Association, Federal National
Mortgage Association, Federal Home Loan Mortgage Corporation, Student Loan
Marketing Association, Federal Farm Credit Banks, Federal Home Loan Banks and
Resolution Funding Corporation. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home
Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan
Mortgage Corporation, are supported only by the credit of the instrumentality.

HIGH-YIELD

The fund seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.  The fund invests primarily in lower-rated, higher-yielding corporate bonds, debentures and notes, which are subject to greater credit risk and consequently offer higher yield.
The fund also may purchase

*  government securities
*  zero-coupon, step-coupon and pay-in-kind securities
*  convertible securities
*  loan interests
*  common stock or other equity-related securities
*  short-term securities

Up to 40% of the fund's assets may be invested in foreign securities. The fund also may purchase and sell interest rate futures contracts and related options.
See FUTURES AND OPTIONS, page 22.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

The securities purchased by the fund generally will be rated in the lower rating categories of recognized rating agencies, as low as C by Moody's or D by
S&P, or will be unrated securities that the managers deem of comparable quality. The fund may hold securities with higher ratings when the yield differential between low-rated and higher-rated securities narrows and the risk of loss may be reduced substantially with only a relatively small reduction in yield. The fund will not purchase securities rated lower than B by both Moody's and S&P unless, immediately after such purchase, no more than 10% of its total assets are invested in such securities.

 6

TABLE 1
--------------------------------------------------------------------------------

An "X" in the table below indicates that the fund may invest in the security or employ the investment  technique that appears in the corresponding row.

                                         PREMIUM       DIVERSIFIED                     PRIME
                                       MONEY MARKET        BOND       HIGH-YIELD    MONEY MARKET
------------------------------------------------------------------------------------------------
Commercial Paper                             X               X             X              X
------------------------------------------------------------------------------------------------
Bank Obligations                             X               X             X              X
------------------------------------------------------------------------------------------------
U.S. Government Securities                   X               X             X              X
------------------------------------------------------------------------------------------------
Structured and Derivative Securities         X               X             X              X
------------------------------------------------------------------------------------------------
Mortgage-Related Securities                  X               X             X              X
------------------------------------------------------------------------------------------------
Asset-Backed Securities                      X               X             X              X
------------------------------------------------------------------------------------------------
Swap Agreements                              X               X             X              X
------------------------------------------------------------------------------------------------
Inflation-Indexed
  Securities                                                 X             X
------------------------------------------------------------------------------------------------
Variable- and
  Floating-Rate Instruments                  X               X             X              X
------------------------------------------------------------------------------------------------
Loan Participants                            X               X             X              X
------------------------------------------------------------------------------------------------
Repurchase Agreements                        X               X             X              X
------------------------------------------------------------------------------------------------
Taxable Municipal Obligations                X               X             X              X
------------------------------------------------------------------------------------------------
Portfolio Lending                         33-1/3%         33-1/3%       33-1/3%        33-1/3%
------------------------------------------------------------------------------------------------
When-Issued and Forward-
  Commitment Agreements                      X               X             X              X
------------------------------------------------------------------------------------------------
Restricted and Illiquid Securities          10%             15%           15%            10%
------------------------------------------------------------------------------------------------
Short Sales                                                  X             X
------------------------------------------------------------------------------------------------
Futures & Options                                            X             X
------------------------------------------------------------------------------------------------
Forward Currency Exchange Contracts                          X             X
------------------------------------------------------------------------------------------------
Other Investment Companies                  10%             10%           10%            10%
------------------------------------------------------------------------------------------------
Municipal Notes                              X               X             X              X
------------------------------------------------------------------------------------------------
Municipal Bonds                              X               X             X              X
------------------------------------------------------------------------------------------------
Obligations with Term Puts Attached          X               X             X              X
------------------------------------------------------------------------------------------------
Zero-Coupon and Step-Coupon                  X               X             X              X
------------------------------------------------------------------------------------------------
Pay-in-Kind Securities                                                     X
------------------------------------------------------------------------------------------------
Inverse Floaters                                             X             X
------------------------------------------------------------------------------------------------
Loan Interests                                               X             X
------------------------------------------------------------------------------------------------
Foreign Securities                           X               X            40%             X
------------------------------------------------------------------------------------------------
Convertible Debt Securities                                                X
------------------------------------------------------------------------------------------------
Short-Term Securities                        X               X             X              X
------------------------------------------------------------------------------------------------
Equity Equivalents                                                         X
------------------------------------------------------------------------------------------------
Tender Option Bonds                                                        X
------------------------------------------------------------------------------------------------

7

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques the fund managers can use in managing the funds' assets. It also details the risks associated with each because each investment vehicle and technique contributes to a fund's overall risk profile.

Commercial Paper

The funds may invest in commercial paper (CP) that is issued by utility, financial, and industrial companies, supranational organizations and foreign governments and their agencies and instrumentalities. Rating agencies assign ratings to CP issuers indicating the agencies' assessment of credit risk.
Investment-grade CP ratings assigned by three rating agencies are provided in the following table.

                  MOODY'S INVESTORS    STANDARD       FITCH INVESTORS
                  SERVICE, INC.        & POOR'S       SERVICE, INC.
--------------------------------------------------------------------------
Highest Ratings   Prime-1              A-1/A-1+       F-1/F-1+
--------------------------------------------------------------------------
                  Prime-2              A-2            F-2
--------------------------------------------------------------------------
                  Prime-3              A-3            F-3
--------------------------------------------------------------------------

Some examples of CP and CP issuers are provided in the following paragraphs.

Domestic CP is issued by U.S. industrial and finance companies, utility companies, thrifts and bank holding companies. Foreign CP is issued by non-U.S.
industrial and finance companies and financial institutions. Domestic and foreign corporate issuers occasionally have the underlying support of a well-known, highly rated commercial bank or insurance company. Bank support is provided in the form of a letter of credit (an LOC) or irrevocable revolving credit commitment (an IRC). Insurance support is provided in the form of a surety bond.

Bank holding company CP is issued by the holding companies of many well-known domestic banks, including Citicorp, J.P. Morgan Chase & Company and First
Union National Bank. Bank holding company CP may be issued by the parent of a money center or regional bank.

Thrift CP is issued by major federal or state-chartered savings and loan associations and savings banks.

Schedule B Bank CP is short-term, U.S. dollar-denominated CP issued by Canadian subsidiaries of non-Canadian banks (Schedule B banks). Whether issued as commercial paper, a certificate of deposit or a promissory note, each instrument issued by a Schedule B bank ranks equally with any other deposit obligation.
Commercial paper issued by Schedule B banks provides an investor with the comfort and reduced risk of a direct and unconditional parental bank guarantee.
Schedule B instruments generally offer higher rates than the short-term instruments of the parent bank or holding company.

Asset-backed CP is issued by corporations through special programs. In a typical program, a special purpose corporation (SPC), created and/or serviced by a bank or other financial institution, uses the proceeds from an issuance of commercial paper to purchase receivables or other financial assets from one or more corporations (sellers). The sellers transfer their interest in the receivables or other financial assets to the SPC, and the cash flow from the receivables or other financial assets is used to pay interest and principal on the commercial paper. Letters of credit or other forms of credit enhancement may be available to cover the risk that the cash flow from the receivables or other financial assets will not be sufficient to cover the maturing commercial paper.

8

Bank Obligations

Negotiable certificates of deposit (CDs) evidence a bank's obligation to repay money deposited with it for a specified period of time. The following table identifies the types of CDs the funds may buy.

CD TYPE          ISSUER
--------------------------------------------------------------------------------
Domestic         Domestic offices of U.S. banks
--------------------------------------------------------------------------------
Yankee           U.S. branches of foreign banks
--------------------------------------------------------------------------------
Eurodollar       Issued in London by U.S., Canadian, European and Japanese banks
--------------------------------------------------------------------------------
Schedule B       Canadian subsidiaries of non-Canadian banks
--------------------------------------------------------------------------------

Bankers' acceptances are used to finance foreign commercial trade. Issued by a bank with an importer's name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank's obligation to cover the transaction if the importer fails to do so.

Bank notes are senior unsecured promissory notes issued in the United States by domestic commercial banks.

Time deposits are non-negotiable bank deposits maintained for up to seven days at a stated interest rate. These instruments may be withdrawn on demand, although early withdrawals may be subject to penalties.

The bank obligations the fund managers may buy generally are not insured by the
FDIC or any other insurer.

U.S. Government Securities

The funds may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S.
government; others are supported by the right of the issuer to borrow from the
U.S. Treasury; others, such as securities issued by the Federal National
Mortgage Association (FNMA), are supported by the discretionary authority of the
U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in securities that are commonly referred to as derivative securities.
Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain derivative securities may be described as structured investments. A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), commercial and residential mortgage-backed securities (MBS and CMBS), and collateralized mortgage obligations (CMO), which are described more fully below. Structured investments also include securities backed by other types of collateral. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depository receipts backed by, or representing interests in, those assets.

9

Some structured investments are individually negotiated agreements or are traded over the counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with investments in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

A fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund.  For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of the security are outside acceptable limits set forth in the fund's prospectus.  The Board of Trustees has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides, among other things, that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.

10

Mortgage-Related Securities

BACKGROUND

A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security.
However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban
Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans' Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans;
(b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

11

FANNIE MAE CERTIFICATES

The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of
FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments
(at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie
Mae; this guarantee is not backed by the full faith and credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home
Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily
Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate.
Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

12

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie
Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans' Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios.
Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond, support or non-PAC bond -- that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the LIBOR. Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments.
Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

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STRIPPED MORTGAGE-BACKED SECURITIES (DIVERSIFIED BOND AND HIGH-YIELD ONLY)

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)

CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. They may be issued by
U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and those of the underlying assets. Examples include classes having characteristics such as floating interest rates or scheduled amortization of principal.  Rating agencies  rate the individual classes of the deal based on the degree of seniority or subordination of a particular class and other factors. The value of these securities may change because of actual or perceived changes in the creditworthiness of individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate and other factors.

CMBS may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security (IO), and all of the principal is distributed to holders of another type of security known as a principal-only security (PO).
The funds are permitted to invest in IO classes of CMBS.  As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The cash flows and yields on IO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the cases of IOs, prepayments affect the amount of cash flows provided to the investor.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation.  However, because commercial mortgages are often locked out from prepayment, or have high prepayment penalties or a defeasance mechanism, the prepayment risk associated with a CMBS IO class is generally less than that of a residential IO.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS)

ARMs eligible for inclusion in a mortgage pool generally will provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, 12, 24, 36, 60 or 84 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.

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ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate adjustments:
those based on market rates and those based on a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity U.S.
Treasury rates (as reported by the Federal Reserve Board); the three-month
Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term
Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds
Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR); or
six-month CD rates. Some indices, such as the one-year constant maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The fund managers may invest in ARMs whose periodic interest rate adjustments are based on new indices as these indices become available.

Asset-Backed Securities (ABS)

ABS are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. The value of an ABS is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, the financial institution providing any credit enhancement, and subordination levels.

15

Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an ABS held by the fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

The risks of investing in ABS are ultimately dependent upon the repayment of loans by the individual or corporate borrowers. Although a fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.

Asset-backed securities are generally issued in more than one class, each with different payment terms. Multiple class asset-backed securities may be used as a method of providing credit support through creation of one or more classes whose right to payments is made subordinate to the right to such payments of the remaining class or classes. Multiple classes also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called strips (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with classes having characteristics such as floating interest rates or scheduled amortization of principal.

Swap Agreements

Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and

16

total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Inflation-Indexed Securities

Diversified Bond and High-Yield may purchase inflation-indexed securities issued by the U.S. Treasury, U.S. government agencies and instrumentalities other than the U.S. Treasury, and entities other than the U.S. Treasury or U.S. government agencies and instrumentalities.

Inflation-Indexed Treasury Securities

Inflation-indexed U.S. Treasury securities are U.S. Treasury securities with a final value and interest payment stream linked to the inflation rate.
Inflation-indexed U.S. Treasury securities may be issued in either note or bond form. Inflation-indexed U.S. Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-indexed U.S. Treasury bonds have maturities of more than 10 years.

Inflation-indexed U.S. Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. Inflation-indexed U.S. Treasury securities are auctioned and issued on a quarterly basis.

STRUCTURE AND INFLATION INDEX

The principal value of inflation-indexed U.S. Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-indexed U.S. Treasury securities is the non-seasonally adjusted U.S. City Average All Items Consumer Price for All Urban
Consumers Index (Consumer Price Index) published monthly by the U.S. Department of Labor's Bureau of Labor Statistics.

17

Semiannual coupon interest payments are made at a fixed percentage of the inflation-indexed principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-indexed U.S. Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the U.S. Treasury market; real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.

INDEXING METHODOLOGY

The principal value of inflation-indexed U.S. Treasury securities will be indexed, or adjusted, to account for changes in the Consumer Price Index.
Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed principal amount by one-half the stated rate of interest on each interest payment date.

TAXATION

The taxation of inflation-indexed U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.

Inflation-indexed U.S. Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed U.S. Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed U.S. Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

Investors in a fund will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the fund's portfolio. An investment in a fund may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed securities. For more information about taxes and their effect on you as an investor in the funds, see TAXES, page 65.

U.S. GOVERNMENT AGENCIES

A number of U.S. government agencies and instrumentalities other than the U.S.
Treasury may issue inflation-indexed securities. Some U.S. government agencies have issued inflation-indexed securities whose design mirrors that of the inflation-indexed U.S. Treasury securities described above.

OTHER ENTITIES

Entities other than the U.S. Treasury or U.S. government agencies and instrumentalities may issue inflation-indexed securities.

SHARE PRICE VOLATILITY

Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them.
However, inflation-indexed securities provide this protected return only if held to maturity. In addition,

18

inflation-indexed securities may not trade at par value. Real interest rates
(the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of a fund holding these securities will fall. Investors in the funds should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security and the value of the stripped components, will decrease. If any of these possibilities are realized, a fund's net asset value could be negatively affected.

Variable- and Floating-Rate Instruments

Variable- and floating-rate instruments are issued by corporations, financial institutions, states, municipalities, and government agencies and instrumentalities.

Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate, whereas variable-rate instruments provide for specified periodic interest rate adjustments. The interest rate on variable- and floating-rate instruments is ordinarily determined by reference to (or as a percentage of) an objective standard, such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate or the London Interbank Offered Rate (LIBOR).

Although Premium Money Market and Prime Money Market typically limit their investments to securities with remaining maturities of 397 days or less, they may invest in variable- and floating-rate instruments that have nominal (or stated) maturities in excess of 397 days, provided that such instruments (1)
have demand features consistent with regulatory requirements for money market funds, or (2) are securities issued by the U.S. government or a U.S. government agency that meet certain regulatory requirements for money market funds.

Loan Participations

Each fund may purchase loan participations, which represent interests in the cash flow generated by commercial loans. Each loan participation requires three parties: a participant (or investor), a lending bank and a borrower. The investor purchases a share in a loan originated by a lending bank, and this participation entitles the investor to a percentage of the principal and interest payments made by the borrower.

Loan participations are attractive because they typically offer higher yields than other money market instruments. However, along with these higher yields come certain risks, not the least of which is the risk that the borrower will be unable to repay the loan. Generally, because the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower. In addition, the investor is not a direct creditor of the borrower. The participation represents an interest in assets owned by the lending bank. If the lending bank becomes insolvent, the investor could be considered an unsecured creditor of the bank instead of the holder of a participating interest in a loan. Because of these risks, the manager must carefully consider the creditworthiness of both the borrower and the lender.

19

Another concern is liquidity. Because there is no established secondary market for loan participations, a fund's ability to sell them for cash is limited. Some participation agreements place limitations on the investor's right to resell the loan participation, even when a buyer can be found.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time a fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. A fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The fund managers will limit repurchase agreement transactions to securities issued by the U.S. government, and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the fund's advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's limit on illiquid securities.

Taxable Municipal Obligations

The funds may invest in taxable municipal obligations. Taxable municipal obligations are state and local obligations whose interest payments are subject to federal income tax because of the degree of non-government involvement in the transaction or because federal tax code limitations on the issuance of tax-exempt bonds that benefit private entities have been exceeded. Some typical examples of taxable municipal obligations include industrial revenue bonds and economic development bonds issued by state or local governments to aid private enterprise. The interest on a taxable municipal bond is often exempt from state taxation in the issuing state.

Portfolio Lending

In order to realize additional income, the fund managers may lend portfolio securities. Such loans may not exceed one-third of a fund's net assets valued at market except

*  through the purchase of debt securities in accordance with its investment objective, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

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When-Issued and Forward Commitment Agreements

The fund managers may sometimes purchase securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, (buy/sell back transactions), cash-and-carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While a fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its record in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

Each fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Trustees has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

21

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.
Neither Premium Money Market nor Prime Money Market will acquire illiquid securities if, as a result, illiquid securities would comprise more than 10% of the value of that fund's net assets.

Short Sales (for cash management purposes only)

Diversified Bond and High-Yield may engage in short sales for cash management purposes only, if, at the time of the short sale, the funds own or have the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the funds' custodian will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but a fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Futures and Options

Diversified Bond and High-Yield may enter into futures contracts, options or options on futures contracts. The funds may not, however, enter into a futures transaction for speculative purposes. Generally, futures transactions will be used to:

*  protect against a decline in market value of a fund's securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which a fund generally invests at a time when a fund is not fully invested
   (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
The fund managers may engage in futures and options transactions based on securities indices that are consistent with a fund's investment objective.
Examples of indices that may be used include the Bond Buyer Index of Municipal
Bonds

22

for fixed-income funds, or the S&P 500 Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when a fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, a fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of a fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in major accounts generally will earn income. Subsequent payments, called variation margin, to and from the broker will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by a fund as unrealized gains or losses. At any time prior to expiration of the future, a fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made;
additional cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being

23

hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Some funds may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, a fund would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums; or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

Diversified Bond and High-Yield may purchase and sell foreign currency on a spot
(i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See
DERIVATIVE SECURITIES, page 9.

Forward currency contracts may be used under two circumstances:

(1) When the fund managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the fund managers would be able to enter into a forward currency contract to do so;

(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

24

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, a fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. A fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged.
To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contracts.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, a fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

Other Investment Companies

Each fund may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to:

*  3% of the total voting stock of any one investment company;
*  5% of the fund's total assets with respect to any one investment company; and
*  10% of the fund's total assets in the aggregate.

25

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Municipal Notes

Each fund may invest in municipal notes, which are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit pledge based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state's General Fund, including the proceeds of revenue anticipation notes issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.

Municipal Bonds

Each fund may invest in municipal bonds, which generally have maturities of more than one year when issued and are designed to meet longer-term capital needs.
These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit pledge based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

26

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's operator to meet financial obligations and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Obligations with Term Puts Attached

Each fund may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit a fund to tender (or put) its bonds to an institution at periodic intervals and to receive the principal amount thereof.
The fund managers expect that a fund will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect a fund's weighted average maturity. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the fund managers under the direction of the Board of Trustees.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities

Each fund may purchase zero-coupon debt securities. Zero-coupon debt securities do not make regular cash interest payments, and are sold at a deep discount to their face value.

Each fund may also purchase step-coupon or step-rate debt securities. Instead of having a fixed coupon for the life of the security, coupon or interest payments may increase to predetermined rates at future dates. The issuer generally retains the right to call the security. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date; these securities are sold at a deep discount to their face value.

Finally, the High-Yield Fund may purchase pay-in-kind securities that do not make regular cash interest payments, but pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate.

Although zero-coupon, pay-in-kind and certain step-coupon securities may not pay current cash income, federal income tax law requires the holder to include in income each year the portion of any original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal
Revenue Code and avoid certain excise tax, the funds are required to make distributions of any original issue discount and other noncash income accrued for each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate a case to meet these distribution requirements.

27

Inverse Floaters

High-Yield and Diversified Bond may hold inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

Loan Interests

Diversified Bond and High-Yield may purchase loan interests, which are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by a fund may have a maturity of any number of days or years and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary.
Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

28

Another concern is liquidity. Because there is no established secondary market for loan participations, the fund's ability to sell them for cash is limited.
Some participation agreements place limitations on the investor's right to resell the loan participation, even when a buyer can be found.

Foreign Securities

High-Yield may invest up to 40% of its assets in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Diversified Bond may invest an unlimited portion of its assets in such securities. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

Premium Money Market and Prime Money Market may invest in U.S.
dollar-denominated foreign securities, and may not invest in non-U.S.
dollar-denominated foreign securities. Currently, the only U.S.
dollar-denominated foreign securities held outside the United States in which
Premium Money Market and Prime Money Market expect to invest are Euro CDs, which are held in England. As a result, the funds' exposure to the following foreign investment risks is expected to be lower than funds that invest more broadly in securities held outside the United States.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

29

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for the fund's portfolio, or, in some cases, for temporary defensive purposes, each fund may invest a portion of its assets in money market and other short-term securities.

30

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper (Diversified Bond only)

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

*  Money market funds

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investment in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Equity Equivalents

In addition to investing in common stocks, High-Yield may invest in other equity securities and equity equivalents, including securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in the FOREIGN SECURITIES section, page 29, are an example of the type of derivative security in which the fund might invest.

Tender Option Bonds

Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, High-Yield may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on the underlying bond falls below the second-highest rating category designated by a rating agency.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

31

For purposes of the funds' investment policies, the party identified as the
"issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development
Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

Fundamental Investment Policies

The funds' fundamental investment policies are listed below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of a fund's investors, as determined in accordance with the Investment Company Act.

SUBJECT           POLICY
--------------------------------------------------------------------------------
Senior            A fund may not issue senior securities except as permitted
Securities        under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing         A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount
                  greater than 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending           A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective,
                  policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate       A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration     A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), except that the money market funds may invest more than 25% of their total assets in the financial services industry.
--------------------------------------------------------------------------------
Underwriting      A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                  1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities       A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                  instruments, provided that this limitation shall not prohibit a fund from purchasing or selling options and futures
                  contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control           A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the

32

costs of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry (except financial services industries for money market funds), provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
    States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, and electric and telephone will each be considered a separate industry; and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT             POLICY
--------------------------------------------------------------------------------
Leveraging          A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of
                    the total assets of the fund.
--------------------------------------------------------------------------------
Futures and Options Diversified Bond and High-Yield may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into
                    leveraged transactions if it would be possible for the fund to lose more money than it invested. The money market funds may not purchase or sell futures contracts or call options.
                    This limitation does not apply to options attached to, or
                    acquired or traded together with, their underlying
                    securities, and does not apply to securities that
                    incorporate features similar to options or futures
                    contracts.
--------------------------------------------------------------------------------
Liquidity           A fund may not purchase any security or enter into a
                    repurchase agreement if, as a result, more than 15% (10% for money market funds) of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities
                    that are illiquid by virtue of legal or contractual
                    restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales         A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to
                    constitute selling securities short.
--------------------------------------------------------------------------------
Margin              A fund may not purchase securities on margin, except to
                    obtain such short-term credits as are necessary for the
                    clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on
                    margin.
--------------------------------------------------------------------------------

33

The Investment Company Act imposes certain additional restrictions upon the fund's ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of Diversified Bond and High-Yield are shown in the
Financial Highlights tables in the funds' Prospectuses. Because of the short-term nature of the money market funds' investments, portfolio turnover rates are not generally used to evaluate their trading activities.

For Diversified Bond and High-Yield, the fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale.
The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers' expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to achieve the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover could result in greater trading costs, which is a cost the funds pay directly.
Portfolio turnover also may affect the character of capital gains realized and distributed by a fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For the Diversified Bond fund, the higher portfolio turnover rate in 2004 can be attributed to the combination of the increased use of mortgage rolls and the large amount of mortgage prepayments.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, each fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit

*  U.S. government securities and repurchase agreements collateralized by U.S.
   government securities

*  other money market funds

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective.

34

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds'
transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than three-fourths of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS and ACSC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                                               IN FUND
                                       LENGTH                                  COMPLEX     OTHER
                          POSITION(S)  OF TIME                                 OVERSEEN    DIRECTORSHIPS
NAME, ADDRESS             HELD WITH    SERVED   PRINCIPAL OCCUPATION(S)        BY          HELD BY
(YEAR OF BIRTH)           FUNDS        (YEARS)  DURING PAST 5 YEARS            TRUSTEE     TRUSTEE
----------------------------------------------------------------------------------------------------------------
Interested Trustees
----------------------------------------------------------------------------------------------------------------
William M. Lyons          Trustee,     6        Chief Executive Officer, ACC   33          None
4500 Main Street          Chairman              and other ACC subsidiaries
Kansas City, MO 64111     of the                (September 2000 to present)
(1955)                    Board                 President, ACC
                                                (June 1997 to present)
                                                President, ACIM
                                                (September 2002 to present)
                                                President, ACIS
                                                (July 2003 to present)
                                                Chief Operating Officer, ACC
                                                (June 1996 to September 2000)
                                                Also serves as: Executive
                                                Vice President , ACSC and
                                                other ACC subsidiaries
----------------------------------------------------------------------------------------------------------------
Independent Trustees
----------------------------------------------------------------------------------------------------------------
Albert Eisenstat          Trustee      8        Retired, General Partner,      33          Independent Director,
1665 Charleston Road                            DISCOVERY VENTURES                         SUNGARD DATA SYSTEMS
Mountain View, CA 94043                         (Venture capital firm,                     (1991 to present)
(1930)                                          1996 to 1998)                              Independent Director,
                                                                                           BUSINESS OBJECTS S/A
                                                                                           (1994 to present)
                                                                                           Independent Director
                                                                                           COMMERCIAL METALS
                                                                                           (1983-2001)
----------------------------------------------------------------------------------------------------------------

35

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                                               IN FUND
                                       LENGTH                                  COMPLEX    OTHER
                          POSITION(S)  OF TIME                                 OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS             HELD WITH    SERVED   PRINCIPAL OCCUPATION(S)        BY         HELD BY
(YEAR OF BIRTH)           FUNDS        (YEARS)  DURING PAST 5 YEARS            TRUSTEE    TRUSTEE
---------------------------------------------------------------------------------------------------------------
Interested Trustees
---------------------------------------------------------------------------------------------------------------
Ronald J. Gilson          Lead         8        Charles J. Meyers Professor    33         None
1665 Charleston Road      Trustee               of Law and Business,
Mountain View, CA 94043                         STANFORD LAW SCHOOL
(1946)                                          (1979 to present)
                                                Mark and Eva Stern
                                                Professor of Law and
                                                Business, COLUMBIA
                                                UNIVERSITY SCHOOL OF LAW
                                                (1992 to present)
                                                Counsel, MARRON, REID &
                                                SHEEHY (a San Francisco
                                                law firm, 1984 to present)
---------------------------------------------------------------------------------------------------------------
Kathryn A. Hall           Trustee      2        President and Chief            33         Director, PRINCETON
1665 Charleston Road                            Investment Officer,                       UNIVERSITY
Mountain View, CA 94043                         OFFIT HALL CAPITAL                        INVESTMENT COMPANY
(1957)                                          MANAGEMENT, LLC                           (1997 to present)
                                                (April 2002 to present)                   Director, STANFORD
                                                President and Managing                    MANAGEMENT COMPANY
                                                Director, LAUREL MANAGEMENT               (2001 to present)
                                                COMPANY, L.L.C.                           Director, UCSF
                                                (1996 to April 2002)                      FOUNDATION
                                                                                          (2000 to present)
                                                                                          Director,
                                                                                          SAN FRANCISCO
                                                                                          DAY SCHOOL
                                                                                          (1999 to present)
---------------------------------------------------------------------------------------------------------------
Myron S. Scholes          Trustee      23       Partner, OAK HILL CAPITAL      33         Director, DIMENSIONAL
1665 Charleston Road                            MANAGEMENT, (1999 to present)             FUND ADVISORS
Mountain View, CA 94043                         Frank E. Buck Professor                   (investment advisor,
(1941)                                          of Finance, STANFORD                      1982 to present)
                                                GRADUATE SCHOOL OF BUSINESS               Director, SMITH
                                                (1981 to present)                         BREEDEN FAMILY
                                                                                          OF FUNDS
                                                                                          (1992 to present)
---------------------------------------------------------------------------------------------------------------
Kenneth E. Scott          Trustee      32       Ralph M. Parsons Professor     33         None
1665 Charleston Road                            of Law and Business,
Mountain View, CA 94043                         STANFORD LAW SCHOOL
(1928)                                          (1972 to present)
---------------------------------------------------------------------------------------------------------------
John B. Shoven            Trustee      1        Professor of Economics,        33         Director, CADENCE
1665 Charleston Road                            STANFORD UNIVERSITY                       DESIGN SYSTEMS
Mountain View, CA 94043                         (1977 to present)                         (1992 to present)
(1947)                                                                                    Director, WATSON
                                                                                          WYATT WORLDWIDE
                                                                                          (2002 to present)
                                                                                          Director,
                                                                                          PALMSOURCE INC.
                                                                                          (2002 to present)
---------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers         Trustee      19       Retired, Director and Partner, 33         Director, INDUS
1665 Charleston Road                            WINDY HILL PRODUCTIONS, LP                INTERNATIONAL
Mountain View, CA 94043                         (educational software,                    (software solutions,
(1945)                                          1994 to 1998)                             January 1999
                                                                                          to present)
                                                                                          Director, QUINTUS
                                                                                          CORPORATION
                                                                                          (automation
                                                                                          solutions,
                                                                                          1995 to present)
---------------------------------------------------------------------------------------------------------------

36

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                                                                                  IN FUND
                                        LENGTH                                    COMPLEX      OTHER
                          POSITION(S)   OF TIME                                   OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS             HELD WITH     SERVED   PRINCIPAL OCCUPATION(S)          BY           HELD BY
(YEAR OF BIRTH)           FUNDS         (YEARS)  DURING PAST 5 YEARS              TRUSTEE      TRUSTEE
----------------------------------------------------------------------------------------------------------------
Officers
----------------------------------------------------------------------------------------------------------------
William M. Lyons          President     3        See entry above under            Not          See entry above
4500 Main Street                                 "Interested Trustees."           applicable   under "Interested
Kansas City, MO 64111                                                                          Trustees."
(1955)
----------------------------------------------------------------------------------------------------------------
Robert T. Jackson         Executive     3        Chief Administrative Officer,    Not          Not
4500 Main St.             Vice                   ACC (August 1997 to present)     applicable   applicable
Kansas City, MO 64111     President              Chief Financial Officer,
(1946)                                           ACC (May 1995 to October 2002)
                                                 President, ACSC
                                                 (January 1999 to present)
                                                 Executive Vice President,
                                                 ACC (May 1995 to present)
                                                 Also serves as: Executive
                                                 Vice President and Chief
                                                 Financial Officer, ACIM, ACIS
                                                 and other ACC subsidiaries,
                                                 and Treasurer, ACIM
----------------------------------------------------------------------------------------------------------------

Maryanne Roepke, CPA      Senior Vice   3        Senior Vice President            Not          Not
4500 Main St.             President,             (April 1998 to present)          applicable   applicable
Kansas City, MO 64111     Treasurer              and Assistant Treasurer, ACSC
(1956)                    and Chief              (September 1985 to present)
                          Accounting
                          Officer
----------------------------------------------------------------------------------------------------------------

David C. Tucker           Senior Vice   5        Senior Vice President            Not          Not
4500 Main St.             President              and General Counsel,             applicable   applicable
Kansas City, MO 64111     and                    ACIM, ACIS, ACSC and
(1958)                    General                other ACC subsidiaries
                          Counsel                (June 1998 to present)
                                                 Vice President and
                                                 General Counsel, ACC
                                                 (June 1998 to present)
----------------------------------------------------------------------------------------------------------------

C. Jean Wade              Controller(1) 7        Vice President, ACSC             Not          Not
4500 Main St.                                    (February 2000 to present)       applicable   applicable
Kansas City, MO 64111                            Controller-Fund Accounting,
(1964)                                           ACSC (June 1997 to present)
----------------------------------------------------------------------------------------------------------------

Robert Leach              Controller    7        Vice President, ACSC             Not          Not
4500 Main St.                                    (February 2000 to present)       applicable   applicable
Kansas City, MO 64111                            Controller-Fund Accounting,
(1966)                                           ACSC (June 1997 to present)
----------------------------------------------------------------------------------------------------------------

Jon Zindel                Tax Officer   6        Vice President, Corporate Tax,   Not          Not
4500 Main St.                                    ACSC (April 1998 to present)     applicable   applicable
Kansas City, MO 64111                            Vice President, ACIM, ACIS
(1967)                                           and other ACC subsidiaries
                                                 (April 1999 to present)
                                                 President, AMERICAN CENTURY
                                                 EMPLOYEE BENEFIT SERVICES, INC.
                                                 (January 2000 to December 2000)
                                                 Treasurer, AMERICAN CENTURY
                                                 EMPLOYEE BENEFIT SERVICES, INC.
                                                 (December 2000 to present)
                                                 Treasurer, AMERICAN
                                                 CENTURY VENTURES, INC.
                                                 (December 1999 to January 2001)
----------------------------------------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR THE OTHER SEVEN INVESTMENT COMPANIES ADVISED BY ACIM.

37

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine.
They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

Board Review of Investment Management Contracts

The Board of Trustees oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, and annual analyses of ACIM's performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities);

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality  of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the adviser and the fair market value of the services provided. To assess these factors, the board reviews both ACIM's performance and that of its peers, as reported by independent gathering services such as Lipper Analytical
Services (for fund performance and expenses) and National Quality Review  (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to ACIM or its affiliates from its relationship with the fund and intangible or "fall-out"  benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of ACIM's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by ACIM has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by ACIM in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered ACIM's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

38

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent trustees, concluded that the existing management fee structures are fair and reasonable and that the existing investment management contracts should be continued.

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                    NUMBER OF
                                                                                    MEETINGS HELD DURING
COMMITTEE   MEMBERS                    FUNCTION                                     LAST FISCAL YEAR
---------------------------------------------------------------------------------------------------------
Audit       Kenneth E. Scott           The Audit Committee approves the             4
            Albert A. Eisenstat        engagement of the funds' independent
            Jeanne D. Wohlers          auditors, recommends approval of such
                                       engagement to the independent trustees,
                                       and oversees the activities of the funds'
                                       independent auditors. The Committee
                                       receives reports from the advisor's
                                       Internal Audit Department, which is
                                       accountable to the Committee. The
                                       Committee also receives reporting about
                                       compliance matters affecting the funds.
---------------------------------------------------------------------------------------------------------
Governance  Kenneth E. Scott           The Governance Committee reviews Board       0
            Myron S. Scholes           procedures and committee structures. It may
            Jeanne D. Wohlers          recommend the creation of new committees,
                                       evaluate the membership structure of new and
                                       existing committees, consider the frequency
                                       and duration of Board and committee meetings
                                       and otherwise evaluate the responsibilities,
                                       compensation and resources of the Board.
---------------------------------------------------------------------------------------------------------
Nominating  Jeanne D. Wohlers          The Nominating Committee primarily           1
            Kenneth E. Scott           considers and recommends individuals
            Ronald J. Gilson           for nomination as trustees. The names of
            Albert Eisenstat           potential trustee candidates are drawn
            Myron S. Scholes           from a number of sources, including
            Kathryn A. Hall            recommendations from members of the
            John B. Shoven             board, management and shareholders.
                                       The Nominating Committee does not
                                       currently have a policy governing the
                                       circumstances under which it will or
                                       will not consider nominees
                                       recommended by shareholders.
---------------------------------------------------------------------------------------------------------
Portfolio   Myron S. Scholes           The Portfolio Committee reviews quarterly    6
            Kathryn A. Hall            the investment activities and strategies
            William M. Lyons (ad hoc)  used to manage fund assets. The committee regularly receives reports from portfolio
                                       managers, credit analysts and other
                                       investment personnel concerning the
                                       funds' investments.
---------------------------------------------------------------------------------------------------------
Quality     Ronald J. Gilson           The Quality of Service Committee reviews     4
of          John B. Shoven             the level and quality of transfer agent and
Service     William M. Lyons (ad hoc)  administrative services provided to the funds and their shareholders. It receives and
                                       reviews reports comparing those services
                                       to those of fund competitors and seeks to
                                       improve such services where feasible and
                                       appropriate.
---------------------------------------------------------------------------------------------------------

39

Compensation of Trustees

The trustees serve as trustees or directors for eight American Century investment companies. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by the board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------
                                                          TOTAL COMPENSATION FROM
                          TOTAL COMPENSATION              THE AMERICAN CENTURY
NAME OF TRUSTEE           FROM THE FUNDS(1)               FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Albert A. Eisenstat       $12,003                         $80,000
--------------------------------------------------------------------------------
Ronald J. Gilson          $12,675                         $85,000
--------------------------------------------------------------------------------
Kathryn A. Hall           $11,804                         $78,500
--------------------------------------------------------------------------------
Myron S. Scholes          $11,402                         $76,000
--------------------------------------------------------------------------------
Kenneth E. Scott          $12,656                         $85,000
--------------------------------------------------------------------------------
John B. Shoven            $11,684                         $77,750
--------------------------------------------------------------------------------
Jeanne D. Wohlers         $11,684                         $77,750
--------------------------------------------------------------------------------

(1) INCLUDES COMPENSATION PAID TO THE TRUSTEES DURING THE FISCAL YEAR ENDED
    MARCH 31, 2004, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF THE
    TRUSTEES UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT DIRECTORS'
    DEFERRED COMPENSATION PLAN.

(2) INCLUDES COMPENSATION PAID BY THE EIGHT INVESTMENT COMPANY MEMBERS OF THE
    AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
    DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR.
    EISENSTAT, $80,000; MR. GILSON, $85,000; MS. HALL, $39,250  MR. SCHOLES,
    $48,500; MR. SCOTT, $85,000 AND MR. SHOVEN, $77,750.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

40

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended March 31, 2004.

OWNERSHIP OF FUND SHARES

The trustees owned shares in the funds as of December 31, 2003, as shown in the table below:

                                                                  NAMES OF TRUSTEES
-------------------------------------------------------------------------------------------------
                                                WILLIAM M.     ALBERT      RONALD J.   KATHYRN A.
                                                  LYONS       EISENSTAT     GILSON        HALL
-------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Premium Money Market                             A             A            A            A
-------------------------------------------------------------------------------------------------
   Diversified Bond                                 A             A            A            A
-------------------------------------------------------------------------------------------------
   Prime Money Market                               C             E            D            A
-------------------------------------------------------------------------------------------------
   High-Yield                                       A             A            A            A
-------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies                      E             E            E            C
-------------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE THAN $100,000

                                                                  NAMES OF TRUSTEES
-------------------------------------------------------------------------------------------------
                                                 MYRON S.     KENNETH E.     JOHN B.     JEANNE D.
                                                 SCHOLES        SCOTT       SHOVEN       WOHLERS
-------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Premium Money Market                             A             A            A            A
-------------------------------------------------------------------------------------------------
   Diversified Bond                                 A             A            A            A
-------------------------------------------------------------------------------------------------
   Prime Money Market                               A             C            A            B
-------------------------------------------------------------------------------------------------
   High-Yield                                       A             A            A            A
-------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies                      E             E            D            E
-------------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE THAN $100,000

CODE OF ETHICS

The funds, the investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

41

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   * Cumulative Voting
   * Staggered Boards
   * "Blank Check" Preferred Stock
   * Elimination of Preemptive Rights
   * Non-targeted Share Repurchase
   * Increase in Authorized Common Stock
   * "Supermajority" Voting Provisions or Super Voting Share Classes
   * "Fair Price" Amendments
   * Limiting the Right to Call Special Shareholder Meetings
   * Poison Pills or Shareholder Rights Plans
   * Golden Parachutes
   * Reincorporation
   * Confidential Voting
   * Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent trustees of the funds.

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the "About Us" page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

42

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July 2, 2004, the following companies were the record owners of more than
5% of the outstanding shares of any class of the fund. Because the Institutional
Class of High-Yield was not in operation, it is not included.

                                               PERCENTAGE OF    PERCENTAGE OF
                                                OUTSTANDING      OUTSTANDING
FUND/                                          SHARES OWNED      SHARES OWNED
CLASS        SHAREHOLDER                         OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------
Premium Money Market
--------------------------------------------------------------------------------
   Investor
        American Century Services Corporation    11%                11%
        KPESP Various Accounts
        Kansas City, MO

        Chase Manhattan Bank NA                  11%                 0%
        Trustee Olin Corp. Employee
        Ownership Plan
        New York, NY

        Chase Manhattan Bank NA TR                5%                 0%
        Lorillard Inc. Hourly Paid
        Employees PSP & Trust
        New York, NY
--------------------------------------------------------------------------------
Diversified Bond
--------------------------------------------------------------------------------
   Investor
        Charles Schwab & Co. Inc.                 5%                 0%
        San Francisco, CA
--------------------------------------------------------------------------------
   Institutional
        JPMorgan Chase Bank Trustee              15%                 0%
        Texas Health
        Retirement Program
        Kansas City, MO

        American Century Serv Corp               45%                 0%
            KPESP 2009 Moderate                   6%                 6%
            Kansas City, MO

            KPESP 2006 Moderate                   6%                 6%
            Kansas City, MO
--------------------------------------------------------------------------------
   A
        Charles Schwab & Co. Inc.                53%                 0%
        San Francisco, CA
        American Enterprise Investment Services  25%                 0%
        Minneapolis, MN
--------------------------------------------------------------------------------
   B
        American Enterprise Investment Services  65%                 0%
        Minneapolis, MN

        Pershing LLC                             13%                 0%
        Jersey City, NJ

        MLPF&S Inc.                               8%                 0%
        Jacksonville, FL

        Citigroup Global Markets Inc.             7%                 0%
        New York, NY
--------------------------------------------------------------------------------

(1) IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
    INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
    BEING BENEFICIALLY OWNED.  OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
    CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

43

                                               PERCENTAGE OF    PERCENTAGE OF
                                                OUTSTANDING      OUTSTANDING
FUND/                                          SHARES OWNED      SHARES OWNED
CLASS        SHAREHOLDER                         OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------
Diversified Bond
--------------------------------------------------------------------------------
   C
        MLPF&S Inc.                               49%                0%
        Jacksonville, FL

        Citigroup Global Markets Inc.              8%                0%
        New York, NY

        American Enterprise Investment Services    8%                0%
        Minneapolis, MN

        First Trust of Mid America                 7%                0%
        Belton, MO
--------------------------------------------------------------------------------
   Advisor
        Saxon & Co.                               11%                0%
        Philadelphia, PA

        Pershing LLC                               7%                0%
        Jersey City, NJ

        AG Edwards & Sons Inc.                     6%                0%
        St. Louis, MO

        Mitra & Co.                                6%                0%
        Atlanta, GA

        Charles Schwab & Co. Inc.                  6%                0%
        San Francisco, CA

        Reliance Trust Co.                         5%                5%
            FBO Klauber Brothers
            Atlanta, GA
--------------------------------------------------------------------------------
Prime Money Market
--------------------------------------------------------------------------------
   Investor
        American Century Money Fund                8%                8%
        Settlement
        Jersey City, NJ
--------------------------------------------------------------------------------
   A
        American Century Investment               85%               85%

        Management, Inc.
        Kansas City, MO

        Nina Caroline Lewis                       15%               15%
        IRA Rollover
        Independence, MO
--------------------------------------------------------------------------------
   B
        American Enterprise Investment Services   66%                0%
        Minneapolis, MN

        American Century Investment               34%               34%
        Management, Inc.
        Kansas City, MO
--------------------------------------------------------------------------------
   C
        Primevest Financial Services              61%                0%
        St. Cloud, MN

        James J. McGeachin and                    14%               14%
        Janice K. McGeachin
        Trustees J.R. McGeachin Inc. PSP
            FBO Various Clients
            Idaho Falls, Idaho
--------------------------------------------------------------------------------

(1) IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
    INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
    BEING BENEFICIALLY OWNED.  OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
    CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

44

                                               PERCENTAGE OF    PERCENTAGE OF
                                                OUTSTANDING      OUTSTANDING
FUND/                                          SHARES OWNED      SHARES OWNED
CLASS        SHAREHOLDER                         OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------
Prime Money Market
--------------------------------------------------------------------------------
   C
        Pershing LLC                              13%                0%
        Jersey City, NJ

        Wachovia Securities LLC                    9%                0%
            FBO Patricia M. Marano IRA
            Woodbury Height, NJ
--------------------------------------------------------------------------------
   Advisor
        MCB Trust Services Custodian              27%                0%
            FBO Poma Distributing                  0%               10%
            Denver, CO

            FBO IKS American Corporation           0%                7%
            Denver, CO

            FBO Cuisine Solutions, Inc.            0%                6%
            Denver, CO

        Circle Trust Company Custodian
            Adrian N. Baker & Company             27%                0%
            401k Plan
            Stamford, CT

        Maxim & Co.                               17%                0%
        Attleboro, MA

        Circle Trust Company Trustee
            Actuarial Resources Corporation        8%                0%
            of Kansas 401k PS Retirement Plan
            Stamford, CT

        Circle Trust Company Custodian
            Lumicyte Inc.                          7%                0%
            Stamford, CT

        Circle Trust Company Custodian
            Richardson Printing Inc.               5%                0%
            401k PSP
            Stamford, CT
--------------------------------------------------------------------------------
High-Yield
--------------------------------------------------------------------------------
   Investor
        Morgan Guaranty Trust of NY               11%                0%
        Newark, DE

        Charles Schwab & Co. Inc.                  7%                0%
        San Francisco, CA
--------------------------------------------------------------------------------
   A
        Charles Schwab & Co. Inc.                 73%                0%
        San Francisco, CA

        American Enterprise Investment Services    7%                0%
        Minneapolis, MN
--------------------------------------------------------------------------------
   B
        American Enterprise Investment Services   61%                0%
        Minneapolis, MN

        NFSC FEBO                                 12%                0%
        Various Clients
        Theodore, AL

        Pershing LLC                               6%                0%
        Jersey City, NJ
--------------------------------------------------------------------------------

(1) IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
    INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
    BEING BENEFICIALLY OWNED.  OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
    CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

45

                                               PERCENTAGE OF    PERCENTAGE OF
                                                OUTSTANDING      OUTSTANDING
FUND/                                          SHARES OWNED      SHARES OWNED
CLASS        SHAREHOLDER                         OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------
High-Yield
--------------------------------------------------------------------------------
   C
        MLPF&S Inc.                             42%                  0%
        Jacksonville, FL

        American Enterprise Investment Services   23%                0%
        Minneapolis, MN
--------------------------------------------------------------------------------
   Advisor
        Riverside National Bank of Florida      72%                  0%
        Fort Pierce, FL

        National Financial Services LLC         8%                   0%
        New York, NY

        Ruane & Co.                             7%                   0%
        Ithaca, NY
--------------------------------------------------------------------------------

(1) IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
    INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
    BEING BENEFICIALLY OWNED.  OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
    CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century Investment Trust. As of July 2,
2004, the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the
Trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the Trust that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor of the funds. A description of the responsibilities of the advisor appears in the Prospectus under the heading MANAGEMENT.

For the services provided to the funds, the advisor receives a daily fee based on a percentage of the net assets of a fund. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the trust's funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled ("Fund Category Assets"). Second, the assets are totaled for certain other accounts managed by the advisor ("Other Account
Category Assets"). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same board of trustees as the trust. Together, the Fund Category Assets and the Other
Account Category Assets comprise the "Investment Category Assets." The
Investment Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the "Complex Assets"), and the
Complex Fee Rate is

46

calculated based on the resulting total. The Investment Category Fee Rate and the Complex Fee Rate are then added to determine the Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets,
Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR PREMIUM MONEY MARKET FUND
--------------------------------------------------------------------------------
CATEGORY ASSETS                      FEE RATE
--------------------------------------------------------------------------------
First $1 billion                     0.2300%
Next $1 billion                      0.1870%
Next $3 billion                      0.1460%
Next $5 billion                      0.1290%
Next $15 billion                     0.1180%
Next $25 billion                     0.1175%
Thereafter                           0.1170%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR HIGH-YIELD FUND
--------------------------------------------------------------------------------
CATEGORY ASSETS                      FEE RATE
--------------------------------------------------------------------------------
First $1 billion                     0.6600%
Next $1 billion                      0.6080%
Next $3 billion                      0.5780%
Next $5 billion                      0.5580%
Next $15 billion                     0.5450%
Next $25 billion                     0.5430%
Thereafter                           0.5425%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
CATEGORY ASSETS                      FEE RATE
--------------------------------------------------------------------------------
First $1 billion                     0.3500%
Next $1 billion                      0.3070%
Next $3 billion                      0.2660%
Next $5 billion                      0.2490%
Next $15 billion                     0.2380%
Next $25 billion                     0.2375%
Thereafter                           0.2370%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------
CATEGORY ASSETS                      FEE RATE
--------------------------------------------------------------------------------
First $1 billion                     0.4100%
Next $1 billion                      0.3580%
Next $3 billion                      0.3280%
Next $5 billion                      0.3080%
Next $15 billion                     0.2950%
Next $25 billion                     0.2930%
Thereafter                           0.2925%
--------------------------------------------------------------------------------

47

The Complex Fee is determined according to the schedules below.

INVESTOR, A, B AND C CLASS COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
CATEGORY ASSETS                      FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion                   0.3100%
Next $7.5 billion                    0.3000%
Next $15.0 billion                   0.2985%
Next $25.0 billion                   0.2970%
Next $25.0 billion                   0.2870%
Next $25.0 billion                   0.2800%
Next $25.0 billion                   0.2700%
Next $25.0 billion                   0.2650%
Next $25.0 billion                   0.2600%
Next $25.0 billion                   0.2550%
Thereafter                           0.2500%
--------------------------------------------------------------------------------

ADVISOR CLASS COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
CATEGORY ASSETS                      FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion                   0.0600%
Next $7.5 billion                    0.0500%
Next $15.0 billion                   0.0485%
Next $25.0 billion                   0.0470%
Next $25.0 billion                   0.0370%
Next $25.0 billion                   0.0300%
Next $25.0 billion                   0.0200%
Next $25.0 billion                   0.0150%
Next $25.0 billion                   0.0100%
Next $25.0 billion                   0.0050%
Thereafter                           0.0000%
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
CATEGORY ASSETS                      FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion                   0.1100%
Next $7.5 billion                    0.1000%
Next $15.0 billion                   0.0985%
Next $25.0 billion                   0.0970%
Next $25.0 billion                   0.0870%
Next $25.0 billion                   0.0800%
Next $25.0 billion                   0.0700%
Next $25.0 billion                   0.0650%
Next $25.0 billion                   0.0600%
Next $25.0 billion                   0.0550%
Thereafter                           0.0500%
--------------------------------------------------------------------------------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

48

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Trustees, or a majority of outstanding shareholder votes
    (as defined in the Investment Company Act); and

(2) the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the advisor's policy with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and with the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

UNIFIED MANAGEMENT FEES

Unified management fees incurred by Premium Money Market (formerly Premium
Capital Reserve) and Diversified Bond (formerly Premium Bond) for the fiscal years ended March 31, 2004, 2003 and 2002 are indicated in the following table.

49

UNIFIED MANAGEMENT FEES
---------------------------------------------------------------------
FUND                    2004           2003(1)       2002
---------------------------------------------------------------------
Premium Money Market
    Investor            $2,348,823     $2,543,932    $2,400,244
---------------------------------------------------------------------
Diversified Bond
    Investor            $1,181,197     $1,186,238      $356,565
---------------------------------------------------------------------
    Institutional       $1,247,484     $1,045,900      $742,213
---------------------------------------------------------------------
    A Class                $13,478           $100           N/A
---------------------------------------------------------------------
    B Class                 $3,034            $48           N/A
---------------------------------------------------------------------
    C Class                 $6,249           $185           N/A
---------------------------------------------------------------------
    Advisor                $34,829        $41,243       $13,023
---------------------------------------------------------------------

(1)  FOR A, B, AND C CLASSES OF DIVERSIFIED BOND, FROM JANUARY 31, 2003
     (INCEPTION) TO MARCH 31, 2003.

Unified management fees incurred by Prime Money Market for the fiscal years ended March 31, 2004 and March 31, 2003; for the one-month fiscal period ended
March 31, 2002; and for the fiscal year ended February 28, 2002 are included in the following table.

UNIFIED MANAGEMENT FEES
-----------------------------------------------------------------------------
FUND                   2004            2003(1)       2002(2)      2002(3)
-----------------------------------------------------------------------------
Prime Money Market
    Investor Class     $14,545,281     $15,895,190   $1,408,442   $17,478,394
-----------------------------------------------------------------------------
    A Class                 $1,023             $20          N/A           N/A
-----------------------------------------------------------------------------
    B Class                   $169             $20          N/A           N/A
-----------------------------------------------------------------------------
    C Class                   $538          $2,253          N/A           N/A
-----------------------------------------------------------------------------
    Advisor Class          $16,764         $43,780       $4,150       $32,159
-----------------------------------------------------------------------------

(1) FOR A AND B CLASSES, FROM JANUARY 31, 2003 (INCEPTION) TO MARCH 31, 2003.
    FOR C CLASS, FROM MAY 7, 2002 (INCEPTION) TO MARCH 31, 2003.

(2) FEES PAID FOR ONE-MONTH PERIOD ENDED MARCH 31, 2002.

(3) FEES PAID FOR FISCAL YEAR ENDED FEBRUARY 28, 2002.

Unified management fees incurred by High-Yield for the fiscal year ended March
31, 2004; the five-month fiscal period ended March 31, 2003 and for the fiscal year ended October 31, 2002 are indicated in the following table.  As a new class, information regarding the Institutional Class of High-Yield was not available as of the fiscal year end.

UNIFIED MANAGEMENT FEES
------------------------------------------------------------------
FUND                   2004          2003(1)         2002(2)
------------------------------------------------------------------
High-Yield
    Investor Class     $587,754      $249,021        $377,790
------------------------------------------------------------------
    A Class             $61,286          $430             N/A
------------------------------------------------------------------
    B Class              $5,416           $39             N/A
------------------------------------------------------------------
    C Class             $20,495          $224            $232
------------------------------------------------------------------
    Advisor Class        $1,647            $3             $18
------------------------------------------------------------------

(1)  FOR A AND B CLASSES, FROM JANUARY 31, 2003 TO MARCH 31, 2003.

(2) FOR C CLASS, FROM DECEMBER 10, 2001 TO OCTOBER 31, 2002. FOR ADVISOR CLASS,
    FROM MARCH 8, 2002 TO OCTOBER 31, 2002.

50

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, acts as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 46.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payments, see the above discussion under the caption INVESTMENT
ADVISOR on page 46. ACIS does not earn commissions for distributing the funds'
shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees to such financial intermediaries for the provision of these services out of its own resources.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

51

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP are the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th
Floor, Kansas City, Missouri 64105. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers LLP provides services including

(1) auditing the annual financial statements for the funds,
(2) assisting and consulting in connection with SEC filings, and
(3) reviewing the annual federal income tax returns filed for the funds.

BROKERAGE ALLOCATION

Prime Money Market, Premium Money Market and Diversified Bond generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and asked prices). During the fiscal years ended March 31, 2004, 2003 and
2002, Premium Money Market and Diversified Bond did not pay any brokerage commissions. During the fiscal years ended March 31, 2004, and March 31, 2003;
for the one-month fiscal period ended March 31, 2002; and the fiscal year ended
February 28, 2002, Prime Money Market did not pay any brokerage commissions.

Under the management agreement between High-Yield and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of the broker or dealer is a function of market selection and price negotiation, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities from and to dealers who provide services or research, statistical and other information to the fund and to the advisor. Such information or services will be in addition to, and not in lieu of, the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

High-Yield generally purchases and sells debt securities through principal transactions, meaning the fund normally purchases securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The fund does not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal year ended
March 31, 2004; the five-month fiscal period ended March 31, 2003 and the fiscal year ended October 31, 2002, High-Yield did not pay any brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by
Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies:

52

                                                           VALUE OF SECURITIES
                                                           OWNED AS OF
FUND                    BROKER, DEALER OR PARENT           MARCH 31, 2004
--------------------------------------------------------------------------------
Premium Money Market    Credit Suisse First Boston         $7,994,916
--------------------------------------------------------------------------------
Diversified Bond        J.P. Morgan Chase                  $1,620,410
                        --------------------------------------------------------
                        Merrill Lynch & Company, Inc.        $370,120
                        --------------------------------------------------------
                        Lehman Brothers                   $13,316,820
                        --------------------------------------------------------
                        Chase Funding                      $1,507,695
                        --------------------------------------------------------
                        Goldman Sachs Group, Inc.          $4,046,320
                        --------------------------------------------------------
                        Citigroup Global Markets           $1,788,815
--------------------------------------------------------------------------------
Prime Money Market      American Express                  $25,000,000
--------------------------------------------------------------------------------
High-Yield              Lehman Brothers                    $3,142,827
--------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the trust, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS
STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all the Trust's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The Trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote or (2) by the Trustees by written notice to shareholders of each fund. Any fund may be terminated by (1)
approval of at least two-thirds of the shares of that fund or (2) by the
Trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the Trust or the fund. Thereafter, the Trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the
Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Thus, the risk of a shareholder incurring financial loss as a result of

53

shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series.
Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of a fund or class, shareholders of the fund or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that fund or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple class plan (the Multiclass Plan)
pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to six classes of shares: Investor Class, Institutional
Class, A Class, B Class, C Class and Advisor Class. Not all funds offer all six classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The unified management fee is the same as for Investor Class, but the A, B and C Class shares each are subject to a separate Master Distribution and Individual
Shareholder Services Plan (the A Class Plan, B Class Plan and C Class Plan,
respectively and collectively with the Advisor Class Plan, the Plans) described below. The Plans have been adopted by the funds' Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Trustees and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the funds' A, B, C and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan and
Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Trustees [including a majority of trustees who are not interested persons of the funds (as defined in the Investment
Company Act), hereafter referred to as the independent trustees] determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management

54

talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to
Rule 12b-1, information about revenues and expenses under the Plans are presented to the Board of Trustees quarterly for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Trustees, including a majority of the independent trustees, annually. The Plans may be amended by a vote of the Board of Trustees, including a majority of the independent trustees, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A Class Plan

As described in the Prospectus, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the Advisor, as paying agent for the fund, a fee equal to 0.25%
annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). During the fiscal year ended March 31, 2004, the aggregate amount of fees paid under the A Class
Plan was:

    Diversified Bond            $5,346
    Prime Money Market            $430
    High-Yield                 $17,406

The distributor then makes these payments to the financial intermediaries who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

55

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the Prospectus, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' B Class shares, 0.25%

56

of which is paid for certain ongoing individual shareholder and administrative services (as described below) and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

During the fiscal year ended March 31, 2004, the aggregate amount of fees paid under the B Class Plan was:

    Diversified Bond            $4,813
    Prime Money Market            $284
    High-Yield                  $6,153

The distributor then makes these payments to the financial intermediaries who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

57

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the Prospectus, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Classes of High-Yield and Diversified Bond pay the funds' distributor
1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below) and 0.75% of which is paid for distribution services, including past distribution services (as described below)
.. This payment is fixed and is not based on expenses incurred by the distributor. Also pursuant to the C Class Plan, the C Class of Prime Money
Market pays the fund's distributor 0.75% annually of the average daily net asset value of the fund's C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below) and
0.50% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed and is not based on expenses incurred by the distributor. During the fiscal year ended March 31,
2004, the aggregate amount of fees paid by the funds under the C Class Plan was

    Diversified Bond            $8,294
    Prime Money Market            $678
    High Yield                 $19,574

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

58

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the Prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' advisor has reduced its management fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Trustees has adopted the Advisor Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class

59

pays the funds' distributor 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative services (as described below) and 0.25%
of which is paid for distribution services, including past distribution services
(as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor.

During the fiscal year ended March 31, 2004, the aggregate amount of fees paid under the Advisor Class Plan was:

    Diversified Bond           $45,828
    Prime Money Market         $24,344
    High-Yield                  $1,306

The distributor then makes these payments to the financial intermediaries who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but not limited to:

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that use the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
    distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares according to specific or preauthorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners

(g) issuing confirmations of transactions;

(h) providing subaccounting for shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements, and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds. For the fiscal year ended March 31, 2004, the amount of fees paid under the Advisor
Class Plan for shareholder services was:

    Diversified Bond           $22,914
    Prime Money Market         $12,172
    High-Yield                    $653

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
    Class shares;

60

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e) preparation, printing and distribution of sales literature and advertising materials provided to the funds' investors and prospective investors;

(f) receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information and shareholder reports;

(g) providing facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting investors in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional compensation or promotional incentives;

(l) profit on the foregoing;

(m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

For the fiscal year ended March 31, 2004, the amount of fees paid under the
Advisor Class Plan for distribution services was:

    Diversified Bond           $22,914
    Prime Money Market         $12,172
    High-Yield                    $653

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled "Choosing a Share Class." Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and qualified retirement plans established by those persons

61

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectuses.

AGGREGATE CONTINGENT DEFERRED SALES CHARGES PAID TO THE DISTRIBUTOR IN THE
FISCAL YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------
High-Yield
   A                                         $.30
--------------------------------------------------------------------------------
   B                                    $1,260.00
--------------------------------------------------------------------------------
   C                                      $465.47
--------------------------------------------------------------------------------
Diversified Bond
   A                                        $0.00
--------------------------------------------------------------------------------
   B                                    $2,312.35
--------------------------------------------------------------------------------
   C                                      $422.36
--------------------------------------------------------------------------------
Prime Money Market
   A                                      $10,000
--------------------------------------------------------------------------------
   B                                      $444.31
--------------------------------------------------------------------------------
   C                                        $0.00
--------------------------------------------------------------------------------

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                         DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                       4.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                       4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                     3.00%
--------------------------------------------------------------------------------
$250,000 - $499,999                     2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                     1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                 1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                 0.50%
--------------------------------------------------------------------------------
> $10,000,000                           0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the Diversified Bond and High-Yield C Class shares sold by the intermediary. Payments will equal 0.75% of the purchase price of the Prime Money
Market C Class shares sold by the intermediary. The distributor will retain the
12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any.
Beginning with the first day of the 13(th) month, the distributor will make the
C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases, and A Class purchases greater than
$1,000,000, are subject to a contingent deferred sales charge as described in the prospectuses.

62

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and converting fund shares is contained in the funds' Prospectuses. The Prospectuses are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds is offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price).

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1 - 4.50%) = $5.24.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The advisor typically completes its trading on behalf of a fund in various markets before the Exchange closes for the day. Foreign currency exchange rates also are determined prior to the close of the Exchange. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Trustees.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official close price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

63

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

Premium Money Market and Prime Money Market operate pursuant to Investment
Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the funds' yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value.
The converse would apply in a period of rising interest rates.

As required by Rule 2a-7, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of Prime Money Market and Premium Money Market have been delegated to the funds' advisor, the quality requirements established by the procedures limit investments to

64

certain instruments that the funds' Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the funds'
portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market funds' net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions the funds' advisor and Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii)
withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, each fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the fund in the manner in which they were realized by the fund.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Distributions from gains on assets held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in a fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

The funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

FUND                              CAPITAL LOSS CARRYOVER
--------------------------------------------------------------------------------
Prime Money Market                $13,508 (expiring in 2010)
--------------------------------------------------------------------------------
High-Yield                        $14,450,981 (expiring in 2008 through 2010)
--------------------------------------------------------------------------------

65

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements for Diversified Bond and Premium Money Market for the
fiscal years ended March 31, 2004, March 31, 2003 and March 31, 2002 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Prior years' information was audited by other independent auditors. The
Independent Auditors' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended March 31, 2004 are incorporated herein by reference.

The financial statements for High-Yield for the fiscal year ended March 31,
2004, the five-month period ended March 31, 2003, and the fiscal year ended
October 31, 2002 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The fiscal year end for High-Yield was changed from October 31 to March 31. The Independent Auditors' Report and the
financial statements included in the fund's Annual Report for the fiscal year ended March 31, 2004 are incorporated herein by reference.

The financial statements for Prime Money Market for the fiscal years ended March
31, 2004, March 31, 2003, the one-month period ended March 31, 2002, and fiscal year ended February 28, 2002, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The fiscal year end for Prime
Money Market was changed from February 28 to March 31. The Independent Auditors'
Reports and the financial statements included in the fund's Annual Report dated
March 31, 2004 are incorporated herein by reference.

66

EXPLANATION OF FIXED-INCOME  SECURITIES RATINGS

As described in the Prospectus, the funds invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA     This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A       Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB      Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B       Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC     Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC      Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C       The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D       Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

67

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa     This is the highest rating assigned by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A       Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa     Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba      Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B       Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa     Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The
        Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca      Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C       This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH, INC.
--------------------------------------------------------------------------------
AAA     Debt rated in this category has the lowest expectation of credit risk.
        Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA      Debt rated in this category has a very low expectation of credit risk.
        Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A       Debt rated in this category has a low expectation of credit risk.
        Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------

68

FITCH, INC.
-------------------------------------------------------------------------------
BB             Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.
               Securities rated in this category are not investment grade.
-------------------------------------------------------------------------------
B              Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments
               currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
-------------------------------------------------------------------------------
CCC, CC, C     Debt rated in these categories has a real possibility for
               default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
               developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
-------------------------------------------------------------------------------
DDD, DD, D     The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
               reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
               'DDD' obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest.
               'DD' indicates potential recoveries in the range of 50%-90% and
               'D' the lowest recovery potential, i.e., below 50%.

               Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and
               'D' are generally undergoing a formal reorganization or
               liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.
-------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P   MOODY'S   DESCRIPTION
--------------------------------------------------------------------------------
A-1   Prime-1   This indicates that the degree of safety regarding timely
      (P-1)     is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2   Prime-2   Capacity for timely payment on commercial paper is satisfactory,
      (P-2)     but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization
                characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3   Prime-3   This indicates satisfactory capacity for timely repayment.
      (P-3)     Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
--------------------------------------------------------------------------------

69

NOTE RATINGS
--------------------------------------------------------------------------------
S&P       MOODY'S           DESCRIPTION
--------------------------------------------------------------------------------
SP-1      MIG-1; VMIG-1     Notes are of the highest quality enjoying strong
                            protection from established cash flows of funds for
                            their servicing or from established and broad-based
                            access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2      MIG-2; VMIG-2     Notes are of high quality, with margins of
                            protection ample, although not so large as in the
                            preceding group.
--------------------------------------------------------------------------------
SP-3      MIG-3; VMIG-3     Notes are of favorable quality, with all security
                            elements accounted for, but lacking the undeniable
                            strength of the preceding grades. Market access for
                            refinancing, in particular, is likely to be less
                            well-established.
--------------------------------------------------------------------------------
SP-4      MIG-4; VMIG-4     Notes are of adequate quality, carrying specific
                            risk but having protection and not distinctly or
                            predominantly speculative.
--------------------------------------------------------------------------------

70

NOTES

71

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON        SEC Public Reference Rm.
                 Washington, D.C.
                 Call 202-942-8090 for location and hours.

ON THE INTERNET  * EDGAR database at sec.gov
                 * By email request at publicinfo@sec.gov

BY MAIL          SEC Public Reference Section
                 Washington, D.C. 20549-0102

Investment Company Act File No. 811-7822

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business; Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

SH-SAI-38450 0408

AMERICAN CENTURY INVESTMENT TRUST

PART C    OTHER INFORMATION

Item 22.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

     (a)  (1) Amended and Restated Agreement and Declaration of Trust of
American Century Investment Trust, dated March 26, 2004 (filed electronically as
Exhibit a to Post-Effective Amendment No. 24 to the Registration Statement of
the Registrant on May 26, 2004, File No. 33-65170.

          (2) Amendment No. 1 to the Amended and Restated Agreement and
Declaration of Trust, dated June 14, 2004, is included herein.

     (b) Amended and Restated Bylaws dated March 26, 2004 (filed electronically as Exhibit b to Post-Effective Amendment No. 19 to the Registration Statement of
American Century International Bond Funds on April 29, 2004, File No. 33-43321).

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article IV, Article V, Article VI and Article VIII of
Registrant's Amended and Restated Agreement and Declaration of Trust, appearing as Exhibit (a) herein and Article II, Article VII, Article VIII, and Article IX
of Registrant's Amended and Restated Bylaws, appearing as Exhibit (b) to
Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of
American Century International Bond Funds filed April 29, 2004, File No.
33-43321.

     (d) Amended and Restated Management Agreement between American Century
Investment Trust and American Century Investment Management, Inc., dated as of
August 1, 2004, is included herein.

     (e)  (1) Amended and Restated Distribution Agreement with American Century
Investment Services, Inc., dated September 3, 2002 (filed electronically as
Exhibit e1 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated December 31, 2002 (filed electronically as Exhibit e2 to Post-Effective Amendment No. 4 to the
Registration Statement of American Century Variable Portfolios II, Inc. on
December 23, 2002, File No. 333-46922).

          (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated August 29, 2003 (filed electronically as Exhibit e3 to Post-Effective Amendment No. 17 to the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
August 28, 2003, File No. 33-79482).

          (4) Amendment No. 3 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated February 27, 2004 (filed electronically as Exhibit e4 to Post-Effective Amendment No. 104 to the
Registration Statement of American Century Mutual Funds, Inc., on February 26,
2004, File No. 2-14213).

          (5) Amendment No. 4 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated as of May 1, 2004 (filed electronically as Exhibit e5 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Quantitative Equity Funds, Inc., on
April 29, 2004, File No. 33-19589).

          (6) Amendment No. 5 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc., dated as of August 1, 2004, is included herein.

     (f)  Not applicable.

     (g)  (1) Master Agreement by and between Commerce Bank N.A. and Twentieth
Century Services, Inc., dated January 22, 1997 (filed electronically as Exhibit
b8e to Post-Effective Amendment No. 76 to the Registration Statement of American
Century Mutual Funds, Inc., on February 28, 1997, File No. 2-14213).

          (2) Global Custody Agreement between American Century Investments and
The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit
b8 to Post-Effective Amendment No. 31 to the Registration Statement of the
American Century Government Income Trust on February 7, 1997, File No. 2-99222).

          (3) Amendment to Global Custody Agreement between American Century
Investments and The Chase Manhattan Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2 to the
Registration Statement of American Century Variable Portfolios II, Inc., on
January 9, 2001, File No. 333-46922).

     (h)  (1) Transfer Agency Agreement with American Century Services
Corporation, dated as of August 1, 1997 (filed electronically as Exhibit 9 to
Post-Effective Amendment No. 33 to the Registration Statement of American
Century Government Income Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment No. 1 to the Transfer Agency Agreement American Century
Services Corporation, dated June 29, 1998 (filed electronically as Exhibit b9b to Post-Effective Amendment No. 23 to the Registration Statement of American
Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

          (3) Amendment No. 2 to the Transfer Agency Agreement with American
Century Services Corporation, dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective Amendment No. 30 to the Registration Statement of
American Century California Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734).

          (4) Amendment No. 3 to the Transfer Agency Agreement with American
Century Services Corporation, dated August 1, 2001 (filed electronically as
Exhibit h5 to Post-Effective Amendment No. 44 to the Registration Statement of
American Century Government Income Trust, on July 31, 2001, File No. 2-99222).

          (5) Amendment No. 4 to the Transfer Agency Agreement with American
Century Services Corporation, dated December 3, 2001 (filed electronically as
Exhibit h6 to Post-Effective Amendment No. 16 to the Registration Statement of
the Registrant, on November 30, 2001, File No. 33-65170).

          (6) Amendment No. 5 to the Transfer Agency Agreement with American
Century Services Corporation, dated July 1, 2002 (filed electronically as
Exhibit h6 to Post-Effective Amendment No. 17 to the Registration Statement of
the Registrant on June 28, 2002, File No. 33-65170).

          (7) Amendment No. 6 to the Transfer Agency Agreement with American
Century Services Corporation, dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229).

          (8) Amendment No. 7 to the Transfer Agency Agreement with American
Century Services Corporation, dated December 31, 2002 (filed electronically as
Exhibit h7 to Post-Effective Amendment No. 4 to the Registration Statement of
American Century Variable Portfolios II, Inc., on December 23, 2002, File No.
333-46922).

          (9) Amendment No. 8 to the Transfer Agency Agreement with American
Century Services Corporation, dated May 1, 2004 (filed electronically as Exhibit
h10 to Post-Effective Amendment No. 35 to the Registration Statement of American
Century Quantitative Equity Funds, Inc., on April 29, 2004, File No. 33-19589).

          (10) Credit Agreement with JPMorgan Chase Bank, as Administrative
Agent, dated as of December 17, 2003 (filed electronically as Exhibit h9 to
Post-Effective Amendment No. 39 to the Registration Statement of American
Century Target Maturities Trust, on January 30, 2004, File No. 2-94608).

          (11) Customer Identification Program Reliance Agreement dated April
23, 2004 (filed electronically as Exhibit h12 to Post-Effective Amendment No. 35
to the Registration Statement of American Century Quantitative Equity Funds,
Inc., on April 29, 2004, File No. 33-19589).

     (i)  Opinion and Consent of Counsel is included herein.

     (j)  (1) Consent of PricewaterhouseCoopers LLP, independent accountants is included herein.

          (2) Consent of Deloitte & Touche LLP (filed electronically as Exhibit
j2 to Post-Effective Amendment No. 20 to the Registration Statement of the
Registrant on December 17, 2002, File No. 33-65170).

          (3) Power of Attorney, dated March 1, 2004 (filed electronically as
Exhibit j2 to Post-Effective Amendment No. 34 to the Registration Statement of
American Century Quantitative Equity Funds, Inc., on March 1, 2004, File No.
33-19589).

          (4) Secretary's Certificate, dated March 1, 2004 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 34 to the Registration Statement
of American Century Quantitative Equity Funds, Inc., on March 1, 2004, File No.
33-19589).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class)
dated August 1, 1997, (filed electronically as Exhibit m1 to Post-Effective
Amendment No. 32 to the Registration Statement of American Century Target
Maturities Trust, on January 31, 2000, File No. 2-94608).

          (2) Amendment to Master Distribution and Shareholder Services Plan
(Advisor Class) dated June 29, 1998 (filed electronically as Exhibit m2 to
Post-Effective Amendment No. 32 to the Registration Statement of American
Century Target Maturities Trust, on January 31, 2000, File No. 2-94608).

          (3) Amendment No. 1 to Master Distribution and Shareholder Services
Plan (Advisor Class) dated August 1, 2001 (filed electronically as Exhibit m3 to
Post-Effective Amendment No. 44 to the Registration Statement of the Registrant,
on July 31, 2001, File No. 2-99222).

          (4) Amendment No. 2 to Master Distribution and Shareholder Services
Plan (Advisor Class) dated December 3, 2001 (filed electronically as Exhibit m4 to Post-Effective Amendment No. 16 to the Registration Statement of the
Registrant, on November 30, 2001, File No. 33-65170).

          (5) Amendment No. 3 to Master Distribution and Shareholder Services
Plan (Advisor Class) dated July 1, 2002 (filed electronically as Exhibit m5 to
Post-Effective Amendment No. 17 to the Registration Statement of the Registrant
on June 28, 2002, File No. 33-65170).

          (6) Amendment No. 4 to Master Distribution and Shareholder Services
Plan (Advisor Class), dated May 1, 2004 (filed electronically as Exhibit m6 to
Post-Effective Amendment No. 35 to the Registration Statement of American
Century Quantitative Equity Funds, Inc., on April 29, 2004, File No. 33-19589).

          (7) Master Distribution and Individual Shareholder Services Plan (C
Class) dated September 16, 2000 (filed electronically as Exhibit m3 to
Post-Effective Amendment No. 35 to the Registration Statement of American
Century Target Maturities Trust on April 17, 2001, File No. 2-94608).

          (8) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (C Class) dated August 1, 2001 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 44 to the Registration Statement
of American Century Government Income Trust, on July 31, 2001, File No.
2-99222).

          (9) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (C Class) dated December 3, 2001 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 16 to the Registration Statement
of the Registrant, on November 30, 2001, File No. 33-65170).

          (10) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective Amendment No. 17 to the Registration Statement of
the Registrant on June 28, 2002, File No. 33-65170).

          (11) Amendment No. 4 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated September 3, 2002 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Municipal Trust on September 30,
2002, File No. 2-91229).

          (12) Amendment No. 5 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated January 2, 2004 (filed electronically as Exhibit m6 to Post-Effective Amendment No. 40 to the Registration Statement
of American Century Municipal Trust, on February 26, 2004, File No. 2-91229).

          (13) Amendment No. 6 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed electronically as
Exhibit m13 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Quantitative Equity Funds, Inc., on April 29, 2004, File No.
33-19589).

          (14) Master Distribution and Individual Shareholder Services Plan (A
Class) dated September 3, 2002 (filed electronically as Exhibit m6 to
Post-Effective Amendment No. 34 to the Registration Statement of American
Century California Tax-Free and Municipal Funds on October 1, 2002, File No.
2-82734).

          (15) Amendment No. 1 to the Master Distribution and Shareholder
Services Plan (A Class), dated as of February 27, 2004 (filed electronically as
Exhibit m18 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc., on February 26, 2004, File No. 2-14213).

          (16) Master Distribution and Individual Shareholder Services Plan (B
Class) dated September 3, 2002 (filed electronically as Exhibit m7 to
Post-Effective Amendment No. 34 to the Registration Statement of American
Century California Tax-Free and Municipal Funds on October 1, 2002, File No.
2-82734).

          (17) Amendment No. 1 to the Master Distribution and Shareholder
Services Plan (B Class), dated as of February 27, 2004 (filed electronically as
Exhibit m20 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc., on February 26, 2004, File No. 2-14213).

     (n)  (1) Amended and Restated Multiple Class Plan dated September 3, 2002
(filed electronically as Exhibit n to Post-Effective Amendment No. 35 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 17, 2002, File No. 2-82734).

          (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan
dated December 31, 2002 (filed electronically as Exhibit n2 to Post-Effective
Amendment No. 39 to the Registration Statement of American Century Municipal
Trust on December 23, 2002, File No. 2-91229).

          (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan
dated August 29, 2003 (filed electronically as Exhibit n3 to Post-Effective
Amendment No. 17 to the Registration Statement of American Century Strategic
Asset Allocations, Inc., on August 28, 2003, File No. 33-79482).

          (4) Amendment No. 3 to the Amended and Restated Multiple Class Plan
dated as of February 27, 2004 (filed electronically as Exhibit n4 to
Post-Effective Amendment No. 104 to the Registration Statement of American
Century Mutual Funds, Inc., on February 26, 2004, File No. 2-14213).

          (5) Amendment No. 4 to the Amended and Restated Multiple Class Plan
dated as of May 1, 2004 (filed electronically as Exhibit n5 to Post-Effective
Amendment No. 35 to the Registration Statement of American Century Quantitative
Equity Funds, Inc., on April 29, 2004, File No. 33-19589).

          (6) Amendment No. 5 to the Amended and Restated Multiple Class Plan,
dated as of August 1, 2004, is included herein.

     (o) Not applicable

     (p) American Century Investments Code of Ethics (filed electronically as
Exhibit p to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Quantitative Equity Funds Inc., on April 29, 2004, File No.
33-19589).

Item 23.  Persons Controlled by or Under Common Control with Registrant.

     The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, as the boards of trustees or directors of the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds,Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 24.  Indemnification.

     As stated in Article VII, Section 3 of the Amended and Restated Agreement
and Declaration of Trust, incorporated herein by reference to Exhibit 1 to the
Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of Trustees."

     Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant's Amended and Restated Bylaws, dated March
26, 2004, appearing as Exhibit b to Post-Effective Amendment No. 19 to the
Registration Statement of American Century International Bond Funds on April 29,
2004, File No. 33-43321.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 25.  Business and Other Connections of Investment Advisor.

          None.

Item 26. Principal Underwriter.

I.   (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     (b) The following is a list of the directors and executive officers of ACIS:

Name and Principal        Positions and Offices       Positions and Offices
Business Address*           with Underwriter             with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.    Chairman and Director            none

James E. Stowers, III    Co-Chairman and Director         none

William M. Lyons         President, Chief                 President, Chairman
                         Executive Officer                and Trustee
                         and Director

Robert T. Jackson        Executive Vice President,        Executive Vice
                         Chief Financial Officer          President
                         and Chief Accounting Officer

Donna Byers              Senior Vice President            none

Brian Jeter              Senior Vice President            none

Mark Killen              Senior Vice President            none

Dave Larrabee            Senior Vice President            none

Barry Mayhew             Senior Vice President            none

David C. Tucker          Senior Vice President            Senior Vice
                         and General Counsel              President
                                                          and General
                                                          Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 27.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of the Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

Item 28.  Management Services.

     Not applicable.

Item 29.  Undertakings.

     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b)
under the Securities Act and has duly caused this Amendment No. 25 to this
Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri, on the 29th day of
July 2004.

                           AMERICAN CENTURY INVESTMENT TRUST
                           (Registrant)

                           By: /s/ William M. Lyons
                               -----------------------------------------
                               William M. Lyons
                               President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective
Amendment No. 24 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                  Date

*William M. Lyons             President, Chairman of          July 29, 2004
--------------------------    the Board, Trustee and
William M. Lyons              Principal Executive Officer

*Maryanne Roepke              Senior Vice President,          July 29, 2004
--------------------------    Treasurer and Chief
Maryanne Roepke               Accounting Officer

*Albert Eisenstat             Trustee                         July 29, 2004
--------------------------
Albert Eisenstat

*Ronald J. Gilson             Trustee                         July 29, 2004
--------------------------
Ronald J. Gilson

*Myron S. Scholes             Trustee                         July 29, 2004
--------------------------
Myron S. Scholes

*Kenneth E. Scott             Trustee                         July 29, 2004
--------------------------
Kenneth E. Scott

*Jeanne D. Wohlers            Trustee                         July 29, 2004
--------------------------
Jeanne D. Wohlers

*Kathryn A. Hall              Trustee                         July 29, 2004
--------------------------
Kathryn A. Hall

*John B. Shoven               Trustee                         July 29, 2004
--------------------------
John B. Shoven

/s/ Charles A. Etherington
----------------------------------------------
*by Charles A. Etherington, Attorney in Fact
(pursuant to a Power of Attorney dated
 September 12, 2002).